UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07840

Schroder Series Trust
 (Exact name of registrant as specified in charter)

One Freedom Valley Drive
Oaks, PA 19456
 (Address of principal executive offices) (Zip code)

Michael Beattie
C/O SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-464-3108

Date of fiscal year end: October 31, 2018

Date of reporting period: April 30, 2018

Item 1.	Reports to Stockholders.

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Schroder Mutual Funds

April 30, 2018
Semi-Annual Report

Domestic Equity

Schroder North American Equity Fund

International Equity

Schroder Emerging Markets Small Cap Fund

Fixed Income

Schroder Core Bond Fund

Schroder Long Duration Investment-Grade Bond Fund

Schroder Short Duration Bond Fund

Schroder Total Return Fixed Income Fund

Schroder Mutual Funds

Proxy Voting (Unaudited)

A description of the Funds’ proxy voting policies and procedures is available upon request, without charge, by  visiting the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov, or by calling 1-800-464-3108 and requesting a copy of the applicable Fund’s Statement of Additional Information or on the Schroder Funds website at http://www.schroderfunds.com, by downloading the Funds’ Statement of Additional Information. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by calling 1-800-464-3108 and on the SEC’s website at http://www.sec.gov.

Form N-Q (Unaudited)

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec. gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Schroder Mutual Funds

Important Information Concerning Fund Performance

Performance quoted represents past performance and does not guarantee or predict future results. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any double digit returns are highly unusual and cannot be sustained.  Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect expense limitations in effect during the periods shown; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month- end performance and other information, which may be lower or higher than that cited, is available by contacting SIMNA at (212) 641-3800 and is periodically updated on our website: www.schroderfunds.com.

Schroder North American Equity Fund

Performance Information

	One Year Ended April 30, 2018	Five Years Ended April 30, 2018(a)	Ten Years Ended April 30, 2018(a)
Schroder North American Equity Fund
Investor Shares	12.14%	12.01%	8.48%
S&P 500 Index	13.27%	12.96%	9.02%

(a) Average annual total returns.

“Total Return” is calculated including reinvestment of all dividends and distributions. Results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment both will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

Top 5 Holdings
Security	% of Net Assets
Apple	3.8%
Alphabet	3.2
Microsoft	3.2
Amazon.com	2.3
JPMorgan Chase	2.0
Sector Allocation
Sector *	% of Net Assets
Information Technology	26.5%
Healthcare	15.9
Financials	14.7
Consumer Discretionary	12.6
Consumer Staples	8.6
Industrials	8.4
Energy	5.7
Telecommunication Services	2.5
Materials	1.3
Real Estate	1.1
Utilities	0.4
Other Assets less Liabilities	2.3

* More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Schroder Emerging Markets Small Cap Fund

Performance Information

	One Year Ended April 30, 2018	Annualized Since Inception(a)
Schroder Emerging Markets Small Cap Fund
R6 Shares	12.14%	15.79%
Investor Shares	12.14%	15.76%
MSCI Emerging Markets Small Cap Index	17.16%	15.23%

(a) From commencement of fund operations on August 26, 2015.

“Total Return” is calculated including reinvestment of all dividends and distributions. Results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment both will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

Top 5 Holdings
Security	% of Net Assets
TCS Group Holding GDR	2.5%
Gourmet Master	2.2
Medy-Tox	2.1
China Lodging Group ADR	1.9
Koh Young Technology	1.9
Geographic Allocation
% of Net Assets
Asia/Far East	60.4%
Latin America	18.7
Europe	9.2
Middle East	3.0
Africa	2.9
Other Assets less Liabilities	5.8

Schroder Core Bond Fund

Performance Information

Cumulative Since Inception(a)
Schroder Core Bond Fund
R6 Shares	-1.20%
Bloomberg Barclays U.S. Aggregate Bond Index	-1.05%

(a) From commencement of fund operations on January 31, 2018.

“Total Return” is calculated including reinvestment of all dividends and distributions. Results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment both will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

Top 5 Holdings
Security	% of Net Assets
United States Treasury Note 1.625%, 10/15/20	6.5%
United States Treasury Note 2.625%, 02/28/23	4.7
United States Treasury Note 1.625%, 03/15/20	4.4
United States Treasury Note 0.875%, 09/15/19	3.4
United States Treasury Bond 4.375%, 05/15/40	3.3
Sector Allocation
Sector	% of Net Assets
Corporate Obligations	48.7%
U.S. Treasury Obligations	39.4
U.S. Government Mortgage-Backed Obligations	6.0
Asset-Backed Securities	2.3
Taxable Municipal Bonds	0.6
Other Assets less Liabilities	3.0

Schroder Long Duration Investment-Grade Bond Fund

Performance Information

	One Year Ended April 30, 2018	Five Years Ended April 30, 2018(a)	Annualized Since Inception(b)
Schroder Long Duration Investment-Grade Bond Fund
Investor Shares	0.90%	3.17%	5.49%
Bloomberg Barclays U.S. Long Government/Credit Bond Index	1.47%	2.89%	3.91%

(a) Average annual total returns.

(b) From commencement of fund operations on October 3, 2011.

“Total Return” is calculated including reinvestment of all dividends and distributions. Results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment both will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

Top 5 Holdings
Security	% of Net Assets
United States Treasury Bond 4.375%, 05/15/40	19.9%
United States Treasury Bond 2.750%, 08/15/47	13.3
United States Treasury Bond 4.625%, 02/15/40	11.4
United States Treasury Note 2.250%, 11/15/27	3.4
United States Treasury Bond 3.000%, 05/15/47	2.4
Sector Allocation
Sector	% of Net Assets
U.S. Treasury Obligations	55.4%
Corporate Obligations	43.1
Taxable Municipal Bond	0.5
Other Assets less Liabilities	1.0

Schroder Short Duration Bond Fund

Performance Information

	One Year Ended April 30, 2018	Annualized Since Inception(a)
Schroder Short Duration Bond Fund
R6 Shares	0.00%*	0.86%
Investor Shares	0.10%	0.85%
ICE BofAML 1-3 Year Treasury Index	-0.26%	0.29%

(a) From commencement of fund operations on August 26, 2015.

* Less than 0.005%

“Total Return” is calculated including reinvestment of all dividends and distributions. Results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment both will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

Top 5 Holdings
Security	% of Net Assets
United States Treasury Note 1.125%, 02/28/19	13.8%
AT&T 2.450%, 06/30/20	2.5
Standard Chartered 2.400%, 09/08/19	2.4
Bank of America 2.369%, 07/21/21	2.3
Microsoft 2.000%, 11/03/20	2.3
Sector Allocation
Sector	% of Net Assets
Corporate Obligations	63.5%
U.S. Treasury Obligations	16.9
Asset-Backed Securities	11.8
Collateralized Mortgage Obligations	4.4
Taxable Municipal Bonds	2.1
Other Assets less Liabilities	1.3

Schroder Total Return Fixed Income Fund

Performance Information

	One Year Ended April 30, 2018	Five Years Ended April 30, 2018(a)	Ten Years Ended April 30, 2018(a)
Schroder Total Return Fixed Income Fund
Investor Shares	-0.48%	1.08%	4.04%
Bloomberg Barclays U.S. Aggregate Bond Index	-0.32%	1.47%	3.57%

(a) Average annual total return.

“Total Return” is calculated including reinvestment of all dividends and distributions. Results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment both will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

Top 5 Holdings
Security	% of Net Assets
FNMA 4.000%, 03/01/47	2.8%
FHLMC 4.000%, 04/01/47	2.8
FNMA 3.500%, 02/01/47	2.1
Barclays Bank 10.179%, 06/12/21	1.9
United States Treasury Note 2.250%, 11/15/27	1.7
Sector Allocation
Sector	% of Net Assets
Corporate Obligations	46.6%
U.S. Treasury Obligations	15.6
Asset-Backed Securities	12.4
U.S. Government Mortgage-Backed Obligations	10.2
Collateralized Mortgage Obligations	6.4
Sovereign Governments	4.9
Taxable Municipal Bonds	1.7
Commercial Mortgage-Backed Obligation	0.4
Other Assets less Liabilities	1.8

Schroder North American Equity Fund

Schedule of Investments
April 30, 2018(unaudited)

Shares		Value $
	COMMON STOCK - 97.7% *
	Bermuda - 0.5%
41,700	Assured Guaranty	1,513,293
21,700	Axis Capital Holdings	1,273,790
9,411	Everest Re Group	2,189,658
49,700	Third Point Reinsurance (1)	661,010
		5,637,751
	Canada - 2.0%
391,300	Athabasca Oil (1)	463,239
108,500	Baytex Energy Trust (1)	485,903
99,200	BCE	4,209,983
154,200	Birchcliff Energy	558,456
102,800	Bonavista Energy	126,503
36,500	Canadian National Railway	2,819,195
33,600	Canadian Natural Resources	1,212,159
39,700	Centerra Gold (1)	242,414
18,700	CGI Group Class A (1)	1,083,594
34,400	CI Financial	723,929
87,300	Crescent Point Energy	764,925
134,800	Crew Energy (1)	274,020
23,300	Genworth MI Canada	753,106
37,300	Husky Energy	521,756
101,100	Imperial Oil	3,144,143
24,800	Magna International Class A	1,464,686
125,200	MEG Energy (1)	647,477
10,700	Norbord	441,851
200,600	Surge Energy	373,405
31,900	Teck Resources Class B	800,761
22,000	Tourmaline Oil	413,801
		21,525,306
	Israel - 0.3%
29,700	Check Point Software Technologies (1)	2,866,347

	United Kingdom - 0.2%
151,500	Noble (1)	707,505
93,400	Rowan Class A (1)	1,348,696
		2,056,201
	United States - 94.7%
	Consumer Discretionary - 12.5%
15,606	Amazon.com (1)	24,441,025
28,400	AMC Networks Class A (1)	1,476,800
40,300	American Eagle Outfitters	833,404
10,600	Aptiv (1)	896,548
51,100	Bed Bath & Beyond	892,206
14,000	Big Lots	594,300
1,688	Booking Holdings (1)	3,676,464
15,600	BorgWarner	763,464
Shares		Value $
12,300	Brinker International	536,157
28,600	Buckle	659,230
6,000	Carter’s	601,920
210,500	Comcast Class A	6,607,595
744	Cooper-Standard Holdings (1)	92,107
7,200	Cracker Barrel Old Country Store	1,185,048
10,966	Delphi Technologies	530,864
9,328	Dick’s Sporting Goods	308,663
38,700	Discovery Class A (1)	915,255
53,600	DSW Class A	1,195,280
24,400	Foot Locker	1,051,152
183,000	Ford Motor	2,056,920
67,300	GameStop Class A	918,645
73,100	Gannett	706,877
45,400	Gap	1,327,496
36,800	Garmin	2,159,056
88,900	Gentex	2,021,586
60,200	H&R Block	1,664,530
32,900	Hasbro	2,898,161
57,693	Home Depot	10,661,666
28,200	Kohl’s	1,751,784
14,300	Lear	2,673,671
53,700	Leggett & Platt	2,177,535
39,500	Lowe’s	3,255,985
41,100	Macy’s	1,276,977
35,081	McDonald’s	5,873,963
21,700	Michael Kors Holdings (1)	1,484,714
39,300	Michaels (1)	731,766
6,900	Netflix (1)	2,155,974
48,600	Nike Class B	3,323,754
70,100	Omnicom Group	5,163,566
21,800	Ross Stores	1,762,530
8,400	Royal Caribbean Cruises	908,796
51,000	Sally Beauty Holdings (1)	881,790
22,000	Signet Jewelers	855,360
18,600	Sinclair Broadcast Group Class A	527,310
63,800	Starbucks	3,672,966
24,200	Steven Madden	1,167,650
45,800	Target	3,325,080
4,600	Tenneco	205,574
31,300	TJX	2,655,805
24,100	Tupperware Brands	1,073,896
78,100	Viacom Class B	2,355,496
114,472	Walt Disney	11,484,976
35,200	Williams-Sonoma	1,682,560
		134,101,897

The accompanying notes are an integral part of the financial statements.	8

Schroder North American Equity Fund

Schedule of Investments(continued)
April 30, 2018(unaudited)

Shares		Value $
	Consumer Staples - 8.6%
131,200	Altria Group	7,361,632
108,200	Campbell Soup	4,412,396
30,200	Clorox	3,539,440
179,016	Coca-Cola	7,735,281
87,382	Colgate-Palmolive	5,699,928
31,400	Energizer Holdings	1,801,104
121,800	General Mills	5,327,532
51,900	Hershey	4,771,686
2,500	Ingredion	302,725
21,000	Kellogg	1,236,900
59,900	Kimberly-Clark	6,202,046
16,500	Lamb Weston Holdings	1,077,780
4,700	Medifast	471,786
100,024	PepsiCo	10,096,423
106,291	Philip Morris International	8,715,862
16,300	Pilgrim’s Pride (1)	352,080
174,011	Procter & Gamble	12,587,956
8,000	Sanderson Farms	889,280
26,400	Sysco	1,651,056
5,300	USANA Health Sciences (1)	559,415
45,141	Walgreens Boots Alliance	2,999,620
46,423	Walmart	4,106,579
		91,898,507
	Energy - 4.7%
36,300	Antero Resources (1)	689,700
54,300	Approach Resources (1)	150,954
18,200	Bristow Group	292,110
25,200	CARBO Ceramics (1)	222,768
86,263	Chevron	10,792,364
8,700	ConocoPhillips	569,850
3,400	Core Laboratories	416,330
52,400	Diamond Offshore Drilling (1)	963,636
6,600	Dril-Quip (1)	273,570
260,290	ExxonMobil	20,237,548
84,600	Gulfport Energy (1)	786,780
42,700	Hornbeck Offshore Services (1)	153,720
9,400	International Seaways (1)	189,222
35,300	Marathon Oil	644,225
16,400	Marathon Petroleum	1,228,524
19,600	Murphy Oil	590,156
25,500	National Oilwell Varco	986,085
26,700	Noble Energy	903,261
49,572	Schlumberger	3,398,656
25,500	Spectra Energy Partners	909,075
101,000	Transocean (1)	1,249,370
Shares		Value $
32,300	Valero Energy	3,583,039
18,900	Whiting Petroleum (1)	771,498
		50,002,441
	Financials - 14.0%
20,000	Affiliated Managers Group	3,297,200
140,200	Aflac	6,388,914
32,300	American Equity Investment Life Holding	975,460
59,427	American Express	5,868,416
10,800	American Financial Group	1,222,776
3,800	American National Insurance	458,546
18,200	Ameriprise Financial	2,551,822
15,400	Artisan Partners Asset Management Class A	495,110
51,800	Athene Holding Class A (1)	2,538,200
579,250	Bank of America	17,331,160
66,400	Berkshire Hathaway Class B (1)	12,863,672
2,736	Brighthouse Financial (1)	138,934
41,700	Capital One Financial	3,778,854
5,200	Chubb	705,484
161,942	Citigroup	11,055,781
8,800	CNA Financial	444,048
67,418	Discover Financial Services	4,803,533
34,444	Essent Group (1)	1,135,274
6,700	FactSet Research Systems	1,267,037
35,800	Federated Investors Class B	947,626
39,800	Fifth Third Bancorp	1,320,166
101,300	Franklin Resources	3,407,732
34,904	Goldman Sachs Group	8,318,670
99,300	Invesco	2,876,721
195,363	JPMorgan Chase	21,251,587
39,400	KeyCorp	784,848
35,500	Lincoln National	2,507,720
6,800	Marsh & McLennan	554,200
1,200	National Western Life Group Class A	380,892
44,900	Principal Financial Group	2,658,978
133,600	Synchrony Financial	4,431,512
11,200	T. Rowe Price Group	1,274,784
13,151	U.S. Bancorp	663,468
27,203	Universal Insurance Holdings	882,737
73,400	Unum Group	3,551,092
93,500	Waddell & Reed Financial Class A	1,892,440
283,372	Wells Fargo	14,724,009
		149,749,403
	Healthcare - 15.9%
115,281	AbbVie	11,130,381
60,617	Amgen	10,576,454
27,562	Biogen (1)	7,540,963

The accompanying notes are an integral part of the financial statements.	9

Schroder North American Equity Fund

Schedule of Investments(continued)
April 30, 2018(unaudited)

Shares		Value $
76,271	Bristol-Myers Squibb	3,976,007
69,100	Celgene (1)	6,018,610
45,900	Cerner (1)	2,673,675
13,900	CIGNA	2,388,298
114,317	CVS Health	7,982,756
4,300	DaVita (1)	269,997
103,161	Eli Lilly	8,363,262
89,124	Express Scripts Holding (1)	6,746,687
115,704	Gilead Sciences	8,357,300
48,600	HCA Healthcare	4,652,964
10,100	Jazz Pharmaceuticals (1)	1,535,604
160,384	Johnson & Johnson	20,286,972
25,900	McKesson	4,045,839
35,200	MEDNAX (1)	1,616,032
82,869	Medtronic	6,640,293
212,307	Merck	12,498,513
98,800	Mylan (1)	3,829,488
408,847	Pfizer	14,967,889
26,721	Quest Diagnostics	2,704,165
14,199	Stryker	2,405,595
10,500	Taro Pharmaceutical Industries (1)	1,070,790
12,600	United Therapeutics (1)	1,387,386
49,700	UnitedHealth Group	11,749,080
8,200	Universal Health Services Class B	936,440
10,900	Varian Medical Systems (1)	1,259,931
9,508	Waters (1)	1,791,402
8,800	Zoetis Class A	734,624
		170,137,397
	Industrials - 7.9%
37,135	3M	7,218,673
11,300	Acuity Brands	1,353,401
15,800	Alaska Air Group	1,025,894
6,900	Allegion	532,542
36,300	Allison Transmission Holdings Class A	1,415,337
19,700	AMETEK	1,375,060
12,700	Boeing	4,236,212
9,500	Copart (1)	485,260
29,800	CSX	1,769,822
14,800	Cummins	2,365,928
32,800	Deluxe	2,248,112
19,200	Dover	1,779,840
20,094	Dun & Bradstreet	2,317,039
61,900	Eaton	4,644,357
59,671	Emerson Electric	3,962,751
4,900	Equifax	549,045
36,850	Fortive	2,590,924
Shares		Value $
8,700	Generac Holdings (1)	391,587
16,700	General Dynamics	3,361,877
64,889	General Electric	912,988
19,800	Graco	871,002
13,600	Greenbrier	596,360
53,491	Honeywell International	7,739,078
11,600	Hubbell Class B	1,204,776
13,700	IDEX	1,831,142
13,700	Illinois Tool Works	1,945,674
10,800	JetBlue Airways (1)	207,252
4,600	Lockheed Martin	1,475,864
9,100	MSC Industrial Direct Class A	786,604
5,700	Nordson	733,020
15,900	Norfolk Southern	2,281,173
2,700	Northrop Grumman	869,508
24,600	Paccar	1,566,282
149,000	Pitney Bowes	1,522,780
6,100	Rockwell Automation	1,003,633
14,700	Snap-on	2,135,175
21,900	Southwest Airlines	1,156,977
22,200	Stericycle (1)	1,303,362
21,200	Toro	1,237,868
46,100	Union Pacific	6,160,343
22,595	United Technologies	2,714,789
6,300	Verisk Analytics Class A (1)	670,635
		84,549,946
	Information Technology - 26.2%
9,052	Accenture Class A	1,368,662
19,200	Adobe Systems (1)	4,254,720
16,449	Alphabet Class A (1)	16,754,622
16,594	Alphabet Class C (1)	16,881,574
25,700	Amdocs	1,728,325
247,073	Apple	40,831,284
67,900	Applied Materials	3,372,593
19,600	ARRIS International (1)	529,200
9,800	Automatic Data Processing	1,157,184
8,100	Broadcom	1,858,302
47,800	CA	1,663,440
10,000	CDW	712,900
8,100	Cirrus Logic (1)	295,407
294,685	Cisco Systems	13,051,599
30,600	Citrix Systems (1)	3,149,046
50,100	Cognizant Technology Solutions Class A	4,099,182
13,500	Convergys	315,360
114,200	eBay (1)	4,325,896
7,200	F5 Networks (1)	1,174,248

The accompanying notes are an integral part of the financial statements.	10

Schroder North American Equity Fund

Schedule of Investments(continued)
April 30, 2018(unaudited)

Shares		Value $
101,900	Facebook Class A (1)	17,526,800
180,100	Hewlett Packard Enterprise	3,070,705
203,700	HP	4,377,513
311,674	Intel	16,088,612
19,494	International Business Machines	2,825,850
14,500	Intuit	2,679,455
17,500	j2 Global	1,389,150
81,900	Juniper Networks	2,013,921
25,100	Kla-Tencor	2,553,674
14,900	Lam Research	2,757,394
44,700	Mastercard Class A	7,968,669
12,100	MAXIMUS	818,323
116,800	Micron Technology (1)	5,370,464
367,950	Microsoft	34,410,684
24,800	NetApp	1,651,184
18,200	NVIDIA	4,093,180
238,881	Oracle	10,909,695
54,600	Paychex	3,307,122
5,500	PayPal Holdings (1)	410,355
63,177	QUALCOMM	3,222,659
34,400	Seagate Technology	1,991,416
13,800	Skyworks Solutions	1,197,288
7,800	Synaptics (1)	339,456
27,900	Syntel (1)	805,752
6,400	Tech Data (1)	488,000
67,522	Texas Instruments	6,848,756
120,500	Visa Class A	15,289,040
10,400	VMware Class A (1)	1,385,904
41,300	Western Digital	3,254,027
116,100	Western Union	2,292,975
12,600	Xilinx	809,424
		279,670,991
	Materials - 1.2%
41,500	DowDuPont	2,624,460
89,700	Freeport-McMoRan	1,364,337
45,200	LyondellBasell Industries Class A	4,778,996
40,300	Mosaic	1,086,085
13,900	Packaging Corp. of America	1,608,091
6,800	Praxair	1,037,136
		12,499,105
	Real Estate - 1.1%
35,800	Apple Hospitality REIT	644,042
26,054	Chesapeake Lodging Trust REIT	769,635
2,900	CoreSite Realty REIT	301,890
3,200	Essex Property Trust REIT	767,008
126,100	Host Hotels & Resorts REIT	2,466,516
Shares		Value $
51,900	Kimco Realty REIT	753,069
17,700	LaSalle Hotel Properties REIT	523,389
13,600	LTC Properties REIT	491,640
27,100	Park Hotels & Resorts REIT	779,938
8,500	Public Storage REIT	1,715,130
34,640	Quality Care Properties REIT (1)	761,041
26,900	RLJ Lodging Trust REIT	558,713
47,000	Summit Hotel Properties REIT	680,560
16,400	Xenia Hotels & Resorts REIT	337,676
		11,550,247
	Telecommunication Services - 2.2%
326,527	AT&T	10,677,433
249,230	Verizon Communications	12,299,500
		22,976,933
	Utilities - 0.4%
67,700	AES	828,648
2,900	Ameren	169,998
1,900	Entergy	155,021
26,800	Exelon	1,063,424
10,500	NextEra Energy	1,721,055
11,800	PG&E	543,980
		4,482,126
	Total United States	1,011,618,993
	TOTAL COMMON STOCK
	(Cost $749,755,060)	1,043,704,598
	TOTAL INVESTMENTS
	IN SECURITIES - 97.7%
	(Cost $749,755,060)	1,043,704,598
	OTHER ASSETS LESS
	LIABILITIES - 2.3%	25,045,105
	NET ASSETS - 100%	$1,068,749,703

* More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(1) Denotes non-income producing security.

The accompanying notes are an integral part of the financial statements.	11

Schroder North American Equity Fund

Schedule of Investments(concluded)
April 30, 2018(unaudited)

The open futures contracts held by the Fund at April 30, 2018, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 Index E-MINI	120	Jun-2018	$16,369,928	$15,882,000	$(487,928)

A summary of the outstanding forward foreign currency contracts held by the Fund at April 30, 2018, is as follows:

Counterparty	Settlement Date		Currency to Deliver		Currency to Receive	Unrealized Appreciation (Depreciation)
HSBC	05/23/18	CAD	14,879,235	USD	11,810,592	$216,412

CAD — Canadian Dollar

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

USD — United States Dollar

The following is a summary of the inputs used as of April 30, 2018, in valuing the Fund’s investments carried at value:

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Common Stock (2)	$1,043,704,598	$—	$—	$1,043,704,598
Total Investments in Securities	$1,043,704,598	$—	$—	$1,043,704,598

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures — Unrealized Depreciation	$(487,928)	$—	$—	$(487,928)
Forwards — Unrealized Appreciation	—	$216,214	—	216,412
Total Other Financial Instruments	$(487,928)	$216,214	$—	$(271,516)

(1) There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the end of the reporting period.

(2) All securities in this category are Level 1 securities. For a detailed break-out by classification, please refer to the Schedule of Investments.

The accompanying notes are an integral part of the financial statements.	12

Schroder Emerging Markets Small Cap Fund

Schedule of Investments
April 30, 2018 (unaudited)

Shares		Value $
	COMMON STOCK - 91.1%
	Argentina - 0.8%
872	Loma Negra Cia Industrial Argentina ADR (1)	18,085

	Brazil - 6.8%
4,500	Cyrela Brazil Realty Empreendimentos e Participacoes	17,740
3,800	Energisa SA - Units	35,936
2,400	IRB Brasil Resseguros S	32,227
3,800	Odontoprev	16,303
721	Pagseguro Digital Class A (1)	23,959
8,400	QGEP Participacoes	30,836
		157,001
	China - 12.6%
6,200	Anhui Gujing Distillery Class B	32,087
120,000	China Dongxiang Group	21,993
318	China Lodging Group ADR	44,411
11,000	China Shineway Pharmaceutical Group	22,574
9,000	Haitian International Holdings	23,971
12,600	Hefei Meiya Optoelectronic Technology Class A	38,645
996	Hollysys Automation Technologies	21,972
29,000	Li Ning (1)	32,707
19,000	Nexteer Automotive Group	29,525
4,400	Suofeiya Home Collection Class A	22,323
		290,208
	Egypt - 2.2%
11,338	Credit Agricole Egypt	29,529
27,314	Juhayna Food Industries	21,116
		50,645
	Georgia - 0.9%
798	TBC Bank Group	20,193

	Greece - 1.4%
1,784	JUMBO	32,658

	Hong Kong - 2.9%
2,800	ASM Pacific Technology	38,385
25,000	Crystal International Group (1) (2)	29,169
		67,554
	India - 10.4%
2,376	Apollo Hospitals Enterprise	38,794
4,933	Arvind	31,195
10,673	City Union Bank	29,422
1,914	Container of India	37,355
40	Eicher Motors	18,675
6,317	Gateway Distriparks	15,930
Shares		Value $
7,291	Indraprastha Gas	31,443
1,741	Supreme Industries	36,110
		238,924
	Indonesia - 2.0%
123,900	Surya Citra Media	22,718
9,800	United Tractors	23,962
		46,680
	Malaysia - 1.3%
16,350	Bursa Malaysia	30,086

	Mexico - 2.1%
2,722	Grupo Aeroportuario del Pacifico Class B	28,276
3,488	Grupo Cementos de Chihuahua	20,329
		48,605
	Pakistan - 0.8%
11,500	Habib Bank	19,337

	Peru - 0.5%
12,798	Ferreycorp SAA	10,347

	Philippines - 2.5%
149,900	D&L Industries	31,424
15,510	International Container Terminal Services	25,383
		56,807
	Poland - 2.8%
381	CCC	28,038
1,348	Dino Polska (1) (2)	36,484
		64,522
	Russia - 4.4%
2,577	Globaltrans Investment GDR	27,162
1,634	Polymetal International	16,414
2,819	TCS Group Holding GDR	58,233
		101,809
	Singapore - 1.4%
25,100	First Resources	31,917

	South Africa - 2.9%
1,901	City Lodge Hotels	24,883
2,452	Foschini Group	42,045
		66,928
	South Korea - 14.6%
210	Hyundai Livart Furniture	4,758
738	ING Life Insurance Korea (2)	28,486
457	Koh Young Technology	43,508
428	Korea Kolmar	32,757
659	LEENO Industrial	35,292
182	Mando	38,637

The accompanying notes are an integral part of the financial statements.	13

Schroder Emerging Markets Small Cap Fund

Schedule of Investments(continued)
April 30, 2018 (unaudited)

Shares		Value $
74	Medy-Tox	48,320
418	S-1	38,339
758	Seegene (1)	24,727
280	SK Materials	40,321
		335,145
	Spain - 1.2%
9,495	Prosegur Cash (2)	27,748

	Sri Lanka - 1.2%
25,919	John Keells Holdings	27,023

	Taiwan - 14.4%
32,147	Aerospace Industrial Development	37,667
8,000	Chroma ATE	40,554
24,000	CTCI	40,526
2,040	Eclat Textile	24,716
4,310	Gourmet Master	49,920
3,000	King Slide Works	42,602
6,000	Macauto Industrial	28,294
7,000	Merida Industry	31,274
4,000	Nien Made Enterprises	35,727
		331,280
	Turkey - 1.0%
3,680	DP Eurasia (1) (2)	9,681
2,177	Tofas Turk Otomobil Fabrikasi	13,394
		23,075
	TOTAL COMMON STOCK
	(Cost $1,547,701)	2,096,577

	PREFERRED STOCK - 3.1% Brazil - 1.9%
5,300	Alpargatas, 1.320%	23,616
1,300	Cia Energetica do Ceara Class A, 3.500%	20,410
		44,026
	Colombia - 1.2%
61,383	Grupo Aval Acciones y Valores, 4.630%	26,988
	TOTAL PREFERRED STOCK
	(Cost $53,636)	71,014
	TOTAL INVESTMENTS IN SECURITIES -94.2% (Cost $1,601,337)	2,167,591
	OTHER ASSETS LESS LIABILITIES - 5.8%	132,450
	NET ASSETS - 100%	$2,300,041
(1)	Denotes non-income producing security.

(2)
Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2018, the value of these securities amounted to $131,568, representing 5.7% of the net assets of the Fund.

ADR — American Depositary Receipt
GDR — Global Depositary Receipt

The accompanying notes are an integral part of the financial statements.	14

Schroder Emerging Markets Small Cap Fund

Schedule of Investments(concluded)
April 30, 2018(unaudited)

The following is a summary of the inputs used as of April 30, 2018, in valuing the Fund’s investments carried at value:

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$18,085	$—	$—	$18,085
Brazil	157,001	—	—	157,001
China	127,351	162,857	—	290,208
Egypt	—	50,645	—	50,645
Georgia	20,193	—	—	20,193
Greece	—	32,658	—	32,658
Hong Kong	—	67,554	—	67,554
India	—	238,924	—	238,924
Indonesia	—	46,680	—	46,680
Malaysia	—	30,086	—	30,086
Mexico	48,605	—	—	48,605
Pakistan	—	19,337	—	19,337
Peru	10,347	—	—	10,347
Philippines	—	56,807	—	56,807
Poland	—	64,522	—	64,522
Russia	—	101,809	—	101,809
Singapore	—	31,917	—	31,917
South Africa	—	66,928	—	66,928
South Korea	—	335,145	—	335,145
Spain	27,748	—	—	27,748
Sri Lanka	—	27,023	—	27,023
Taiwan	—	331,280	—	331,280
Turkey	—	23,075	—	23,075
Total Common Stock	409,330	1,687,247	—	2,096,577
Preferred Stock
Brazil	44,026	—	—	44,026
Colombia	26,988	—	—	26,988
Total Preferred Stock	71,014	—	—	71,014

Total Investments in Securities	$480,344	$1,687,247	$—	$2,167,591

(1)
Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund generally recognizes transfers between the levels as of the end of the reporting period. As of April 30, 2018, securities with a total value of $1,687,247 were classified as Level 2 as a result of fair valuation of foreign securities. For the period ended April 30, 2018, there were no transfers between Level 2 and Level 3 investments. For the period ended April 30, 2018, there were no Level 3 securities.

The accompanying notes are an integral part of the financial statements.	15

Schroder Core Bond Fund

Schedule of Investments
April 30, 2018 (unaudited)

Principal Amount ($)		Value $
	CORPORATE OBLIGATIONS - 48.7%
	Consumer Discretionary - 2.4%
	AutoNation
30,000	4.500%, 10/01/25	30,123
	Discovery Communications LLC
75,000	2.950%, 03/20/23	71,991
	Home Depot
157,000	2.625%, 06/01/22	153,761
	Magna International
37,000	4.150%, 10/01/25	37,682
	Newell Brands
170,000	3.150%, 04/01/21	168,185
		461,742
	Consumer Staples - 3.3%
	Anheuser-Busch InBev Finance
205,000	2.650%, 02/01/21	202,622
	Reynolds American
17,000	5.850%, 08/15/45	19,127
12,000	5.700%, 08/15/35	13,246
	RJ Reynolds Tobacco
401,000	3.750%, 05/20/23	389,645
		624,640
	Energy - 5.8%
	Enbridge
55,000	4.250%, 12/01/26	54,473
	Energy Transfer Partners
167,000	3.600%, 02/01/23	162,347
	Ensco
24,000	5.750%, 10/01/44	16,680
	EOG Resources
150,000	2.625%, 03/15/23	143,343
	EQT
30,000	3.900%, 10/01/27	28,572
49,000	3.000%, 10/01/22	47,367
	Kinder Morgan
68,000	4.300%, 06/01/25	67,976
	MPLX
65,000	4.500%, 04/15/38	62,860
	Noble Energy
92,000	4.150%, 12/15/21	93,530
	Petroleos Mexicanos (1)
99,000	6.350%, 02/12/48	90,783
Principal Amount ($)		Value $
	Phillips 66 Partners
95,000	3.605%, 02/15/25	91,986
	Shell International Finance BV
	2.421%, VAR ICE LIBOR USD 3
210,000	Month+0.350%, 09/12/19	210,934
	TransCanada PipeLines
20,000	6.200%, 10/15/37	24,213
		1,095,064
	Financials - 21.3%
	American Express Credit
175,000	2.125%, 03/18/19	174,359
	American International Group
120,000	3.900%, 04/01/26	117,330
121,000	3.300%, 03/01/21	120,660
	AXA Equitable Holdings (1)
284,000	4.350%, 04/20/28	277,571
	Bank of America
10,000	5.875%, 01/05/21	10,706
	Bank of America MTN
361,000	3.500%, 04/19/26	348,607
	Bank of Nova Scotia
100,000	4.375%, 01/13/21	103,069
	Barclays
200,000	4.337%, 01/10/28	195,220
	Capital One Financial
425,000	2.450%, 04/24/19	423,737
	Citigroup
62,000	6.875%, 06/01/25	72,448
145,000	3.200%, 10/21/26	135,152
	Cooperatieve Rabobank UA MTN
204,000	3.875%, 02/08/22	207,335
	Goldman Sachs Group
197,000	3.814%, VAR ICE LIBOR USD 3 Month+1.158%, 04/23/29	188,414
250,000	3.500%, 11/16/26	236,766
26,000	2.625%, 04/25/21	25,481
	JPMorgan Chase
100,000	4.500%, 01/24/22	103,744
	MetLife
200,000	7.717%, 02/15/19	208,095
	Moody’s
194,000	5.500%, 09/01/20	204,180

The accompanying notes are an integral part of the financial statements.	16

Schroder Core Bond Fund

Schedule of Investments (continued)
April 30, 2018(unaudited)

Principal Amount ($)		Value $
	Morgan Stanley MTN
240,000	2.750%, 05/19/22	232,824
114,000	2.500%, 04/21/21	111,400
	Prudential Financial MTN
112,000	7.375%, 06/15/19	117,478
	Unum Group
25,000	3.000%, 05/15/21	24,632
	US Bancorp MTN
159,000	2.625%, 01/24/22	155,810
	Wells Fargo
252,000	3.000%, 10/23/26	231,888
		4,026,906
	Healthcare - 3.7%
	Abbott Laboratories
201,000	3.400%, 11/30/23	198,423
	AbbVie
70,000	3.600%, 05/14/25	67,735
14,000	3.200%, 11/06/22	13,767
	Aetna
90,000	2.800%, 06/15/23	85,924
	Allergan Funding SCS
58,000	3.850%, 06/15/24	56,504
44,000	3.800%, 03/15/25	42,286
88,000	3.450%, 03/15/22	86,527
	Becton Dickinson
24,000	3.734%, 12/15/24	23,404
	Cardinal Health
41,000	3.079%, 06/15/24	38,804
	Merck
86,000	2.750%, 02/10/25	82,242
		695,616
	Industrials - 2.9%
	General Electric MTN
156,000	3.150%, 09/07/22	153,254
	General Electric Capital MTN
122,000	6.000%, 08/07/19	126,639
	Lockheed Martin
176,000	3.550%, 01/15/26	173,455
	Rockwell Collins
89,000	3.200%, 03/15/24	85,503
		538,851
Principal Amount ($)		Value $
	Information Technology - 2.5%
	Apple
59,000	3.000%, 06/20/27	56,112
	Microsoft
113,000	4.100%, 02/06/37	117,330
157,000	2.400%, 08/08/26	144,514
	salesforce.com
153,000	3.700%, 04/11/28	151,529
		469,485
	Materials - 0.5%
	Sherwin-Williams
109,000	3.450%, 06/01/27	103,006
	Real Estate - 1.9%
	American Tower REIT
129,000	3.300%, 02/15/21	128,498
	Crown Castle International REIT
119,000	3.800%, 02/15/28	113,034
42,000	3.200%, 09/01/24	39,925
	Ventas Realty REIT
70,000	3.125%, 06/15/23	67,792
		349,249
	Telecommunication Services - 3.0%
	AT&T
78,000	4.750%, 05/15/46	72,645
50,000	4.500%, 05/15/35	47,669
95,000	3.400%, 05/15/25	90,472
108,000	3.000%, 06/30/22	105,453
	Verizon Communications
171,000	5.250%, 03/16/37	178,575
61,000	5.150%, 09/15/23	65,594
		560,408
	Utilities - 1.4%
	Exelon
17,000	2.450%, 04/15/21	16,514
	Southern
261,000	2.950%, 07/01/23	251,541
		268,055
	TOTAL CORPORATE OBLIGATIONS
	(Cost $9,411,424)	9,193,022

The accompanying notes are an integral part of the financial statements.	17

Schroder Core Bond Fund

Schedule of Investments (continued)
April 30, 2018 (unaudited)

Principal Amount ($)		Value $
	U.S. TREASURY OBLIGATIONS - 39.4%
	United States Treasury Bonds
464,000	4.625%, 02/15/40	581,377
516,000	4.375%, 05/15/40	626,275
335,000	3.000%, 05/15/47	328,837
343,000	2.875%, 05/15/43	330,606
52,000	2.875%, 11/15/46	49,823
170,000	2.750%, 08/15/47	158,658
172,900	2.750%, 11/15/47	161,324
159,000	2.500%, 02/15/46	141,336
	United States Treasury Notes
220,000	2.750%, 02/15/28	216,545
900,000	2.625%, 02/28/23	893,637
325,000	2.375%, 01/31/23	319,147
153,700	2.375%, 05/15/27	146,904
43,000	2.250%, 02/29/20	42,829
333,000	2.250%, 02/15/27	315,374
71,000	2.250%, 11/15/27	66,945
182,000	2.000%, 01/31/20	180,592
191,000	2.000%, 11/15/26	177,563
845,000	1.625%, 03/15/20	831,863
1,250,000	1.625%, 10/15/20	1,222,021
660,000	0.875%, 09/15/19	646,491

	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $7,526,032)	7,438,147
	U.S. GOVERNMENT MORTGAGE- BACKED OBLIGATIONS - 6.0%
	Federal National Mortgage Association - 6.0%
	FNMA
143,650	4.500%, 12/01/47	150,012
981,037	3.500%, 01/01/48	975,049
	TOTAL U.S. GOVERNMENT MORTGAGE- BACKED OBLIGATIONS (Cost $1,142,878)	1,125,061
	ASSET-BACKED SECURITIES - 2.3%
	Barclays Dryrock Issuance Trust, Series 2014-3, Class A
234,000	2.410%, 07/15/22	232,707
	GE Capital Credit Card Master Note Trust, Series 2012-2, Class A
200,000	2.220%, 01/15/22	199,545
	TOTAL ASSET-BACKED SECURITIES (Cost $434,463)	432,252
Principal Amount ($)		Value $
	TAXABLE MUNICIPAL BONDS - 0.6%
	Florida - 0.2%
	State Board of Administration Finance RB, Series A
45,000	2.638%, 07/01/21	44,465
	New Jersey - 0.4%
	State Economic Development Authority RB, Series A, NATL
65,000	7.425%, 02/15/29	78,487

	TOTAL TAXABLE MUNICIPAL BONDS (Cost $125,708)	122,952
	TOTAL INVESTMENTS IN SECURITIES - 97.0% (Cost $18,640,505)	18,311,434
	OTHER ASSETS LESS LIABILITIES - 3.0%	561,169
	NET ASSETS - 100%	$18,872,603

(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2018, the value of these securities amounted to $368,354, representing 2.0% of the net assets of the Fund.

FNMA — Federal National Mortgage Association
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Corporation
MTN — Medium Term Note
NATL — National Public Finance Guarantee Corporation
RB — Revenue Bond
REIT — Real Estate Investment Trust
USD — United States Dollar
VAR — Variable Rate

The accompanying notes are an integral part of the financial statements.	18

Schroder Core Bond Fund

Schedule of Investments (concluded)
April 30, 2018(unaudited)

The following is a summary of the inputs used as of April 30, 2018, in valuing the Fund’s investments carried at value:

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$9,193,022	$—	$9,193,022
U.S. Treasury Obligations	—	7,438,147	—	7,438,147
U.S. Government Mortgage-Backed Obligations	—	1,125,061	—	1,125,061
Asset-Backed Securities	—	432,252	—	432,252
Taxable Municipal Bonds	—	122,952	—	122,952
Total Investments in Securities	$—	$18,311,434	$—	$18,311,434

(1) There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the end of the reporting period.
The accompanying notes are an integral part of the financial statements.	19

Schroder Long Duration Investment-Grade Bond Fund

Schedule of Investments
April 30, 2018 (unaudited)

Principal Amount ($)		Value $
	U.S. TREASURY OBLIGATIONS - 55.4%
	United States Treasury Bonds
397,000	5.000%, 05/15/37	512,626
7,218,000	4.625%, 02/15/40	9,043,929
1,102,000	4.500%, 02/15/36	1,333,678
12,994,500	4.375%, 05/15/40	15,771,567
1,939,000	3.000%, 05/15/47	1,903,325
409,000	2.875%, 05/15/43	394,222
1,055,200	2.875%, 11/15/46	1,011,014
11,283,000	2.750%, 08/15/47	10,530,212
838,700	2.750%, 11/15/47	782,546
	United States Treasury Note
2,819,000	2.250%, 11/15/27	2,658,009
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $46,170,520)	43,941,128
	CORPORATE OBLIGATIONS - 43.1%
	Consumer Discretionary - 2.9%
	21st Century Fox America
308,000	4.750%, 09/15/44	326,629
	Amazon.com (1)
560,000	3.875%, 08/22/37	555,072
	Cox Communications (1)
113,000	4.600%, 08/15/47	106,331
	McDonald’s MTN
327,000	4.875%, 12/09/45	346,229
	Newell Brands
527,000	5.500%, 04/01/46	546,415
400,000	5.375%, 04/01/36	412,252
		2,292,928
	Consumer Staples - 3.8%
	Altria Group
614,000	5.375%, 01/31/44	671,329
	BAT Capital (1)
258,000	4.540%, 08/15/47	245,617
	CVS Health
652,000	5.125%, 07/20/45	677,211
	Molson Coors Brewing
289,000	4.200%, 07/15/46	262,765
	Reynolds American
191,000	8.125%, 05/01/40	266,725
646,000	5.850%, 08/15/45	726,825
	Tyson Foods
185,000	4.550%, 06/02/47	178,412
		3,028,884
	Energy - 8.7%
	Cenovus Energy
289,000	4.250%, 04/15/27	277,886
Principal Amount ($)		Value $
	Enbridge
232,000	5.500%, 12/01/46	254,323
	Energy Transfer Partners
650,000	5.150%, 03/15/45	591,508
	Ensco
81,000	5.750%, 10/01/44	56,295
	Enterprise Products Operating LLC
505,000	5.100%, 02/15/45	535,461
621,000	4.250%, 02/15/48	587,103
	Marathon Petroleum
250,000	4.750%, 09/15/44	246,744
	MPLX
673,000	4.700%, 04/15/48	636,934
	Noble Energy
445,000	5.050%, 11/15/44	461,087
	Petroleos Mexicanos (1)
828,000	6.350%, 02/12/48	759,276
	Phillips 66 Partners
257,000	4.680%, 02/15/45	245,614
	Shell International Finance BV
400,000	4.000%, 05/10/46	391,122
	Suncor Energy
547,000	6.500%, 06/15/38	697,425
	Sunoco Logistics Partners Operations
423,000	5.400%, 10/01/47	399,395
	TransCanada PipeLines
541,000	7.625%, 01/15/39	740,959
		6,881,132
	Financials - 11.2%
	Aflac
144,000	6.450%, 08/15/40	179,775
	American International Group
284,000	4.375%, 01/15/55	257,307
168,000	3.900%, 04/01/26	164,261
	AXA Equitable Holdings (1)
477,000	5.000%, 04/20/48	457,134
	Bank of America
824,000	6.000%, 10/15/36	1,003,832
	Bank of America MTN
300,000	5.000%, 01/21/44	324,350
822,000	3.500%, 04/19/26	793,781
	Citigroup
386,000	4.281%, VAR ICE LIBOR USD 3 Month+1.839%, 04/24/48	376,414
789,000	3.200%, 10/21/26	735,411
	Goldman Sachs Group
1,471,000	3.500%, 11/16/26	1,393,131

The accompanying notes are an integral part of the financial statements.	20

Schroder Long Duration Investment-Grade Bond Fund

Schedule of Investments(continued)
April 30, 2018 (unaudited)

Principal Amount ($)		Value $
	JPMorgan Chase
	4.260%, VAR ICE LIBOR USD 3
702,000	Month+1.580%, 02/22/48	676,096
	MetLife
348,000	6.400%, 12/15/36	379,320
275,000	5.875%, 02/06/41	327,173
	Morgan Stanley MTN
475,000	4.300%, 01/27/45	459,742
	Prudential Financial
	4.500%, VAR ICE LIBOR USD 3
587,000	Month+2.380%, 09/15/47	556,916
508,000	3.935%, 12/07/49 (1)	470,868
	Wells Fargo
340,000	3.900%, 05/01/45	313,965
		8,869,476
	Healthcare - 3.1%
	Abbott Laboratories
55,000	4.900%, 11/30/46	59,515
	AbbVie
431,000	4.700%, 05/14/45	428,029
	Allergan Funding SCS
489,000	4.550%, 03/15/35	460,499
	Anthem
925,000	4.625%, 05/15/42	905,912
	Medtronic
606,000	4.625%, 03/15/45	640,470
		2,494,425
	Industrials - 3.3%
	Burlington Northern Santa Fe
700,000	4.150%, 04/01/45	701,692
	General Electric Capital MTN
325,000	6.750%, 03/15/32	399,060
	Johnson Controls International
70,000	4.500%, 02/15/47	69,461
	Rockwell Collins
183,000	4.350%, 04/15/47	176,125
	Siemens Financieringsmaatschappij (1)
618,000	4.200%, 03/16/47	632,310
	Union Pacific
630,000	4.150%, 01/15/45	624,799
		2,603,447
	Information Technology - 1.5%
	Microsoft
624,000	4.500%, 02/06/57	667,385
236,000	4.450%, 11/03/45	252,331
275,000	3.700%, 08/08/46	263,852
		1,183,568
Principal Amount ($)		Value $
	Materials - 2.2%
	Barrick North America Finance LLC
317,000	5.700%, 05/30/41	357,365
	Dow Chemical
182,000	9.400%, 05/15/39	285,260
	International Paper
600,000	4.800%, 06/15/44	591,569
	Monsanto
172,000	4.700%, 07/15/64	162,038
	Sherwin-Williams
352,000	4.500%, 06/01/47	344,870
		1,741,102
	Telecommunication Services - 4.7%
	AT&T
917,000	4.500%, 05/15/35	874,242
631,000	4.500%, 03/09/48	563,706
640,000	4.350%, 06/15/45	563,287
	Verizon Communications
739,000	5.250%, 03/16/37	771,737
1,040,000	4.672%, 03/15/55	952,218
		3,725,190
	Utilities - 1.7%
	Sempra Energy
393,000	6.000%, 10/15/39	471,898
199,000	4.000%, 02/01/48	182,222
	Southern
670,000	4.400%, 07/01/46	660,641
		1,314,761

	TOTAL CORPORATE OBLIGATIONS (Cost $34,255,156)	34,134,913
	TAXABLE MUNICIPAL BOND - 0.5%
	California - 0.5%
	University of California RB, Series AD
400,000	4.858%, 05/15/2112
	(Cost $397,109)	420,556
	TOTAL INVESTMENTS IN SECURITIES - 99.0% (Cost $80,822,785)	78,496,597
	OTHER ASSETS LESS LIABILITIES - 1.0%	803,228
	NET ASSETS - 100%	$79,299,825

(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2018, the value of these securities amounted to $3,226,608, representing 4.1% of the net assets of the Fund.

The accompanying notes are an integral part of the financial statements.	21

Schroder Long Duration Investment-Grade Bond Fund

Schedule of Investments(concluded)
April 30, 2018(unaudited)

ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Company
MTN — Medium Term Note
RB — Revenue Bond
USD — United States Dollar
VAR — Variable Rate

The following is a summary of the inputs used as of April 30, 2018, in valuing the Fund’s investments carried at value:

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$43,941,128	$—	$43,941,128
Corporate Obligations	—	34,134,913	—	34,134,913
Taxable Municipal Bond	—	420,556	—	420,556
Total Investments in Securities	$—	$78,496,597	$—	$78,496,597

(1)	There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.	22

Schroder Short Duration Bond Fund

Schedule of Investments
April 30, 2018 (unaudited)

Principal Amount ($)		Value $
	CORPORATE OBLIGATIONS - 63.5%
	Consumer Discretionary - 2.0%
	Discovery Communications LLC
57,000	2.200%, 09/20/19	56,324
	Ford Motor Credit LLC
250,000	2.425%, 06/12/20	245,197
	Newell Brands
14,000	2.600%, 03/29/19	13,943
		315,464
	Consumer Staples - 10.8%
	BAT Capital (1)
153,000	2.297%, 08/14/20	149,692
	Danone (1)
314,000	1.691%, 10/30/19	307,767
	Kraft Heinz Foods
245,000	2.800%, 07/02/20	243,217
	Kroger
127,000	2.000%, 01/15/19	126,277
	MARB BondCo (1)
200,000	6.875%, 01/19/25	188,000
	Molson Coors Brewing
104,000	2.100%, 07/15/21	99,682
80,000	1.900%, 03/15/19 (1)	79,408
	Mondelez International Holdings
	Netherlands BV (1)
200,000	1.625%, 10/28/19	196,040
	Philip Morris International
180,000	1.625%, 02/21/19	178,574
	Tyson Foods
150,000	2.650%, 08/15/19	149,349
		1,718,006
	Energy - 5.6%
	Enterprise Products Operating LLC
78,000	6.500%, 01/31/19	80,046
	EOG Resources
105,000	5.625%, 06/01/19	107,961
	EQT
163,000	2.500%, 10/01/20	158,944
	Kinder Morgan
150,000	3.050%, 12/01/19	149,519
	MPLX
60,000	3.375%, 03/15/23	59,065
	Petrobras Global Finance BV
125,000	4.375%, 05/20/23	121,875
Principal Amount ($)		Value $
	Phillips 66 (1)
50,000	3.098%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/20	50,009
	Shell International Finance BV
154,000	2.421%, VAR ICE LIBOR USD 3 Month+0.350%, 09/12/19	154,684
		882,103
	Financials - 24.9%
	American Express Credit
31,000	2.125%, 03/18/19	30,887
	American Express Credit MTN
40,000	2.200%, 03/03/20	39,496
	American International Group
91,000	3.300%, 03/01/21	90,744
	AXA Equitable Holdings (1)
238,000	3.900%, 04/20/23	237,189
	Bank of America MTN
380,000	2.369%, VAR ICE LIBOR USD 3 Month+0.660%, 07/21/21	372,765
	Barclays Bank
160,000	10.179%, 06/12/21 (1)	187,180
200,000	2.650%, 01/11/21	196,596
	Branch Banking & Trust
250,000	2.100%, 01/15/20	246,253
	Capital One
250,000	2.400%, 09/05/19	247,763
	Capital One Financial
20,000	2.500%, 05/12/20	19,695
	Citigroup
368,000	2.650%, 10/26/20	363,477
	Goldman Sachs Group
202,000	3.200%, 02/23/23	197,565
124,000	2.750%, 09/15/20	122,821
	Morgan Stanley
310,000	2.633%, VAR ICE LIBOR USD 3 Month+0.800%, 02/14/20	311,097
	Prudential Financial MTN
75,000	2.350%, 08/15/19	74,543
	Regions Bank
250,000	2.750%, 04/01/21	245,869
	Royal Bank of Scotland Group
85,000	6.125%, 12/15/22	90,123
	Standard Chartered (1)
379,000	2.400%, 09/08/19	375,043

The accompanying notes are an integral part of the financial statements.	23

Schroder Short Duration Bond Fund

Schedule of Investments(continued)
April 30, 2018 (unaudited)

Principal Amount ($)		Value $
	SunTrust Bank
169,000	2.590%, VAR ICE LIBOR USD 3 Month+0.298%, 01/29/21	167,387
153,000	2.250%, 01/31/20	151,047
	UBS MTN (1)
200,000	2.200%, 06/08/20	195,808
		3,963,348
	Healthcare - 4.3%
	Abbott Laboratories
47,000	2.350%, 11/22/19	46,590
	Allergan Funding SCS
150,000	3.000%, 03/12/20	148,985
	Cardinal Health
150,000	1.948%, 06/14/19	148,574
	Gilead Sciences
172,000	1.850%, 09/20/19	169,848
	Humana	161,094
164,000	2.500%, 12/15/20	675,091

	Industrials - 3.3%
	General Electric Capital MTN
90,000	4.375%, 09/16/20	92,388
	Northrop Grumman
155,000	2.080%, 10/15/20	151,249
	Rockwell Collins
42,000	1.950%, 07/15/19	41,458
	Siemens Financieringsmaatschappij (1)
250,000	2.200%, 03/16/20	246,626
		531,721
	Information Technology - 6.6%
	Apple
153,000	1.900%, 02/07/20	151,088
	Cisco Systems
152,000	2.542%, VAR ICE LIBOR USD 3 Month+0.340%, 09/20/19	152,543
	Dell International LLC (1)
118,000	3.480%, 06/01/19	118,265
	Hewlett Packard Enterprise (1)
107,000	2.100%, 10/04/19	105,537
	Microsoft
372,000	2.000%, 11/03/20	365,699
	QUALCOMM
91,000	2.100%, 05/20/20	90,674
	salesforce.com
60,000	3.250%, 04/11/23	59,513
		1,043,319
Principal Amount ($)		Value $
	Materials - 1.9%
	Sherwin-Williams
311,000	2.250%, 05/15/20	305,646

	Real Estate - 0.5%
	Crown Castle International REIT
45,000	3.400%, 02/15/21	45,037
	Digital Realty Trust REIT
32,000	2.750%, 02/01/23	30,434
		75,471
	Telecommunication Services - 3.5%
	AT&T
398,000	2.450%, 06/30/20	393,086
	Verizon Communications
168,000	2.946%, 03/15/22	164,882
		557,968
	Utilities - 0.1%
	Dominion Energy
20,000	1.600%, 08/15/19	19,641

	TOTAL CORPORATE OBLIGATIONS (Cost $10,210,255)	10,087,778

	U.S. TREASURY OBLIGATIONS - 16.9%
	United States Treasury Notes
258,000	1.875%, 12/31/19	255,622
193,000	1.750%, 11/30/19	190,942
48,000	1.375%, 09/30/19	47,310
2,217,000	1.125%, 02/28/19	2,196,561
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,701,559)	2,690,435

	ASSET-BACKED SECURITIES - 11.8%
	BlueMountain CLO, Series 2017-2A, Class A1R (1)
250,000	3.542%, VAR ICE LIBOR USD 3 Month+1.180%, 10/22/30	251,800
	Cedar Funding VIII CLO, Series 2017-8A, Class A1 (1)
250,000	3.603%, VAR ICE LIBOR USD 3 Month+1.250%, 10/17/30	251,383
	CLI Funding V LLC, Series 2013-2A (1)
156,412	3.220%, 06/18/28	154,219
	Galaxy XXI CLO, Series 2018-21A, Class AR (1)
250,000	3.379%, VAR ICE LIBOR USD 3 Month+1.020%, 04/20/31	250,113

The accompanying notes are an integral part of the financial statements.	24

Schroder Short Duration Bond Fund

Schedule of Investments(continued)
April 30, 2018 (unaudited)

Principal Amount ($)		Value $
	SoFi Professional Loan Program LLC, Series 2015-C, Class A1 (1)
179,098	2.947%, VAR ICE LIBOR USD 1 Month+1.050%, 08/27/35	180,325
	Sound Point CLO II, Series 2018-1A, Class A1R (1)
250,000	3.432%, VAR ICE LIBOR USD 3 Month+1.070%, 01/26/31	250,300
	Towd Point Mortgage Trust, Series 2016-4, Class A1 (1) (2)
68,204	2.250%, 07/25/56	66,585
	Towd Point Mortgage Trust, Series 2017-3, Class A1 (1) (2)
86,708	2.750%, 07/25/57	85,387
	Towd Point Mortgage Trust, Series 2017-6, Class A1 (1) (2)
144,898	2.750%, 10/25/57	142,468
	Voya CLO, Series 2017-3A, Class A1A (1)
250,000	3.589%, VAR ICE LIBOR USD 3 Month+1.230%, 07/20/30	250,719
	TOTAL ASSET-BACKED SECURITIES (Cost $1,892,719)	1,883,299

	COLLATERALIZED MORTGAGE OBLIGATIONS - 4.4%
	Flagstar Mortgage Trust, Series 2017-2, Class A5 (1) (2)
130,377	3.500%, 10/25/47	128,981
	GS Mortgage Securities Trust, Series 2018-CHLL, Class D (1)
100,000	3.547%, VAR LIBOR USD 1 Month+1.650%, 02/15/37	100,051
	JPMorgan Mortgage Trust, Series 2015-6, Class A5 (1) (2)
191,952	3.500%, 10/25/45	190,978
	JPMorgan Mortgage Trust, Series 2017-1, Class A5 (1) (2)
100,004	3.500%, 01/25/47	99,622
	JPMorgan Mortgage Trust, Series 2017-4, Class A5 (1) (2)
173,459	3.500%, 11/25/48	171,711
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $705,219)	691,343
Principal Amount ($)		Value $
	TAXABLE MUNICIPAL BONDS - 2.1%
	Florida - 0.9%
	State Board of Administration Finance RB, Series A
145,000	2.163%, 07/01/19	144,052
	Massachusetts - 0.9%
	State Water Resources Authority RB, Series Sub A-1 (3)
150,000	1.770%, 08/01/37	150,000

	New Jersey - 0.3%
	State Transportation Trust Fund Authority RB
40,000	5.000%, 06/15/19	41,226

	TOTAL TAXABLE MUNICIPAL BONDS (Cost $336,260)	335,278

	TOTAL INVESTMENTS IN SECURITIES - 98.7% (Cost $15,846,012)	15,688,133
	OTHER ASSETS LESS
	LIABILITIES - 1.3%	207,970
	NET ASSETS - 100%	$15,896,103

(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2018, the value of these securities amounted to $5,011,206, representing 31.5% of the net assets of the Fund.

(2)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(3)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

The accompanying notes are an integral part of the financial statements.	25

Schroder Short Duration Bond Fund

Schedule of Investments(concluded)
April 30, 2018(unaudited)

The open futures contracts held by the Fund at April 30, 2018, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro-BOBL	(5)	Jun-2018	$(804,428)	$(790,977)	$(3,612)
U.S. 2-Year Treasury Note	19	Jun-2018	4,038,360	4,028,891	(9,469)
U.S. 5-Year Treasury Note	4	Jun-2018	456,430	454,031	(2,399)
			$3,690,362	$3,691,945	$(15,480)

CLO — Collateralized Loan Obligation
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Company
MTN — Medium Term Note
 RB — Revenue Bond
REIT — Real Estate Investment Trust
USD — United States Dollar
 VAR — Variable Rate

The following is a summary of the inputs used as of April 30, 2018, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$10,087,778	$—	$10,087,778
U.S. Treasury Obligations	—	2,690,435	—	2,690,435
Asset-Backed Securities	—	1,883,299	—	1,883,299
Collateralized Mortgage Obligations	—	691,343	—	691,343
Taxable Municipal Bonds	—	335,278	—	335,278
Total Investments in Securities	$—	$15,688,133	$—	$15,688,133

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures — Unrealized Depreciation	$(15,480)	$—	$—	$(15,480)
Total Other Financial Instruments	$(15,480)	$—	$—	$(15,480)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Collateralized Mortgage Obligations

Beginning balance as of November 1, 2017	$150,643
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales	—
Transfer into Level 3	—
Transfer out of Level 3	(150,643)
Ending balance as of April 30, 2018	$—

For the period ended April 30, 2018, there have been no transfers between Level 1 and Level 2 investments. For the period ended April 30, 2018, there have been no transfers between Level 1 and Level 3 investments.

For the period ended April 30, 2018, securities transferred from Level 3 to Level 2, primarily due to the valuation changes at the prior year end. For the period ended April 30, 2018, there were no Level 3 securities. The Fund generally recognizes transfers between the levels as of the end of the reporting period.

The accompanying notes are an integral part of the financial statements.	26

Schroder Total Return Fixed Income Fund

Schedule of Investments
April 30, 2018 (unaudited)

Principal Amount †		Value $
	CORPORATE OBLIGATIONS - 46.6%
	Consumer Discretionary - 5.5%
	Amazon.com (1)
830,000	3.150%, 08/22/27	796,770
	Discovery Communications LLC
255,000	2.950%, 03/20/23	244,768
	Ford Motor Credit LLC
260,000	5.000%, 05/15/18	260,245
470,000	2.425%, 06/12/20	460,971
	General Motors Financial
195,000	5.750%, VAR ICE LIBOR USD 3 Month+3.598%, 03/30/66	192,270
315,000	3.700%, 11/24/20	316,983
500,000	3.250%, 01/05/23	483,849
	L Brands
205,000	6.875%, 11/01/35	192,700
	Newell Brands
235,000	4.200%, 04/01/26	230,752
190,000	3.850%, 04/01/23	188,498
	Scientific Games International (1)
100,000	5.000%, 10/15/25	96,595
	VTR Finance BV (1)
200,000	6.875%, 01/15/24	206,802
		3,671,203
	Consumer Staples - 1.4%
	BAT Capital (1)
317,000	2.764%, 08/15/22	304,970
	MARB BondCo (1)
345,000	6.875%, 01/19/25	324,300
	Smithfield Foods (1)
150,000	2.700%, 01/31/20	147,663
	Tyson Foods
130,000	3.550%, 06/02/27	123,481
		900,414
	Energy - 8.9%
	Cenovus Energy
327,000	4.250%, 04/15/27	314,424
	Crestwood Midstream Partners
275,000	6.250%, 04/01/23	279,125
	Enbridge
490,000	6.000%, VAR ICE LIBOR USD 3 Month+3.890%, 01/15/77	475,913
	Energy Transfer Partners
481,000	6.625%, VAR ICE LIBOR USD 3 Month+4.155%, 02/15/66	454,882
365,000	4.150%, 10/01/20	369,774
Principal Amount †		Value $
	Ensco
190,000	5.750%, 10/01/44	132,050
	Enterprise Products Operating LLC
298,000	5.375%, VAR ICE LIBOR USD 3 Month+2.570%, 02/15/78	281,797
	EQT
405,000	3.900%, 10/01/27	385,726
	MPLX
224,000	4.500%, 04/15/38	216,627
	Noble Energy
550,000	4.150%, 12/15/21	559,149
	Petrobras Global Finance BV
240,000	7.375%, 01/17/27	257,400
410,000	5.625%, 05/20/43	342,288
	Petroleos Mexicanos
744,000	6.350%, 02/12/48 (1)	682,248
400,000	3.500%, 01/30/23	378,600
	Targa Resources Partners
200,000	6.750%, 03/15/24	209,000
	Valero Energy
230,000	3.400%, 09/15/26	219,891
	Williams Partners
340,000	4.300%, 03/04/24	341,346
		5,900,240
	Financials - 21.3%
	American Express
34,000	8.125%, 05/20/19	35,900
	American International Group
350,000	3.300%, 03/01/21	349,016
	AXA Equitable Holdings (1)
1,010,000	4.350%, 04/20/28	987,136
	Bank of America
318,000	5.875%, VAR ICE LIBOR USD 3 Month+2.931%, 09/15/66	317,364
429,000	3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/28 (1)	402,857
	Bank of America MTN
420,000	3.705%, VAR ICE LIBOR USD 3 Month+1.512%, 04/24/28	403,865
515,000	2.815%, VAR ICE LIBOR USD 3 Month+0.790%, 03/05/24	514,451
	Banque Federative du Credit Mutuel MTN (1)
410,000	2.700%, 07/20/22	396,650
	Barclays Bank (1)
1,100,000	10.179%, 06/12/21	1,286,864
	BPCE MTN (1)
535,000	2.750%, 01/11/23	512,857

The accompanying notes are an integral part of the financial statements.	27

Schroder Total Return Fixed Income Fund

Schedule of Investments(continued)
April 30, 2018 (unaudited)

Principal Amount †		Value $
	Capital One Financial
175,000	2.500%, 05/12/20	172,335
	Citigroup
335,000	4.300%, 11/20/26	330,176
495,000	3.200%, 10/21/26	461,380
675,000	2.750%, 04/25/22	656,183
	Credit Agricole MTN (1)
280,000	3.379%, VAR ICE LIBOR USD 3 Month+1.020%, 04/24/23	281,834
	Credit Suisse Group (1)
250,000	3.869%, VAR ICE LIBOR USD 3 Month+1.410%, 01/12/29	237,475
265,000	2.997%, VAR ICE LIBOR USD 3 Month+1.200%, 12/14/23	254,651
	Credit Suisse Group Funding Guernsey
365,000	3.450%, 04/16/21	363,928
	Goldman Sachs Group
340,000	5.000%, VAR ICE LIBOR USD 3 Month+2.874%, 05/10/66	326,618
65,000	2.875%, 02/25/21	64,209
	HSBC Bank USA
350,000	4.875%, 08/24/20	361,487
	JPMorgan Chase
660,000	3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/25	636,648
195,000	2.700%, 05/18/23	186,885
	MetLife
169,000	7.717%, 02/15/19	175,841
290,000	6.400%, 12/15/36	316,100
	Moody’s
136,000	5.500%, 09/01/20	143,136
	Morgan Stanley MTN
350,000	3.950%, 04/23/27	336,322
300,000	3.750%, 02/25/23	301,077
	Norddeutsche Landesbank Girozentrale (1)
400,000	2.000%, 02/05/19	397,941
	Prudential Financial
640,000	4.500%, VAR ICE LIBOR USD 3 Month+2.380%, 09/15/47	607,200
	Prudential Financial MTN
37,000	7.375%, 06/15/19	38,810
	Regions Bank
420,000	2.250%, 09/14/18	419,359
	Royal Bank of Scotland Group
325,000	6.125%, 12/15/22	344,586
325,000	3.875%, 09/12/23	319,620
	Sparebank 1 Boligkreditt (1)
1,000,000	1.750%, 11/15/19	982,317
Principal Amount †		Value $
	Wells Fargo
215,000	3.069%, 01/24/23	209,258
		14,132,336
	Healthcare - 1.2%
	Cardinal Health
130,000	3.079%, 06/15/24	123,037
	Shire Acquisitions Investments
	Ireland DAC
395,000	2.400%, 09/23/21	378,931
	Tenet Healthcare (1)
170,000	4.625%, 07/15/24	164,067
	Teva Pharmaceutical Finance
	Netherlands III BV
205,000	3.150%, 10/01/26	163,398
		829,433
	Industrials - 0.7%
	Barrick North America Finance LLC
19,000	4.400%, 05/30/21	19,631
	Fly Leasing
430,000	6.375%, 10/15/21	448,223
		467,854
	Information Technology - 1.5%
	Apple
615,000	3.000%, 06/20/27	584,900
	Hewlett Packard Enterprise (1)
435,000	2.100%, 10/04/19	429,051
		1,013,951
	Materials - 0.6%
	Sherwin-Williams
401,000	3.125%, 06/01/24	384,757

	Real Estate - 1.5%
	American Tower REIT
600,000	2.800%, 06/01/20	594,992
	Crown Castle International REIT
275,000	3.800%, 02/15/28	261,212
135,000	3.200%, 09/01/24	128,330
		984,534
	Telecommunication Services - 2.7%
	AT&T
300,000	5.250%, 03/01/37	306,570
390,000	3.400%, 05/15/25	371,410
	Verizon Communications
515,000	4.272%, 01/15/36	482,926
650,000	4.125%, 03/16/27	649,903
		1,810,809

The accompanying notes are an integral part of the financial statements.	28

Schroder Total Return Fixed Income Fund

Schedule of Investments(continued)
April 30, 2018 (unaudited)

Principal Amount †		Value $
	Utilities - 1.3%
	Mexico Generadora de Energia (1)
179,744	5.500%, 12/06/32	184,013
	Southern
206,000	2.950%, 07/01/23
	Suburban Propane Partners	198,534
300,000	5.750%, 03/01/25
	Vistra Energy	288,000
130,000	7.625%, 11/01/24	139,750
70,000	7.375%, 11/01/22	73,763
		884,060
	TOTAL CORPORATE OBLIGATIONS (Cost $31,682,814)	30,979,591

	U.S. TREASURY OBLIGATIONS (2) - 15.6%
	United States Treasury Bonds
188,000	3.000%, 02/15/47	184,600
200,000	3.000%, 05/15/47	196,320
340,000	2.875%, 11/15/46	325,763
90,000	2.750%, 08/15/47	83,995
240,000	2.750%, 11/15/47	223,931
570,600	2.500%, 02/15/46	507,210
935,000	2.500%, 05/15/46	830,433
790,000	2.250%, 08/15/46	664,310
	United States Treasury Inflation Indexed Bonds
476,136	1.000%, 02/15/46	486,770
	United States Treasury Notes
285,000	2.750%, 02/15/28	280,525
505,000	2.500%, 03/31/23	498,313
121,000	2.375%, 01/31/23	118,821
345,000	2.375%, 05/15/27	329,745
597,400	2.250%, 11/15/25	570,470
1,215,200	2.250%, 11/15/27	1,145,801
260,000	2.125%, 12/31/22	252,627
455,000	2.000%, 12/31/21	443,749
180,000	2.000%, 11/30/22	174,080
330,000	2.000%, 11/15/26	306,784
460,000	1.875%, 02/28/22	445,948
835,000	1.875%, 03/31/22	808,841
185,000	1.875%, 04/30/22	179,002
535,000	1.750%, 05/31/22	514,749
875,000	1.625%, 05/15/26	793,652
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,803,585)	10,366,439
Principal Amount †		Value $
	ASSET-BACKED SECURITIES - 12.4%
	Barclays Dryrock Issuance Trust, Series 2014-3, Class A
151,000	2.410%, 07/15/22	150,165
	CAL Funding III, Series 2017-1A,Class A (1)
378,583	3.620%, 06/25/42	372,717
	Carlyle Global Market Strategies, Series 2017-1A, Class A1A (1)
605,000	3.659%, VAR ICE LIBOR USD 3 Month+1.300%, 04/20/31	606,854
	Cedar Funding VI CLO, Series 2016-6A, Class A1 (1)
645,000	3.215%, VAR ICE LIBOR USD 3 Month+1.470%, 10/20/28	647,187
	Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB4, Class AF1
19,158	5.000%, 03/25/31	18,823
	Dewolf Park CLO, Series 2017-1A, Class A (1)
500,000	3.558%, VAR ICE LIBOR USD 3 Month+1.210%, 10/15/30	500,746
	Flagship Credit Auto Trust, Series 2015-2, Class A (1)
133,969	1.980%, 10/15/20	133,753
	GE Capital Credit Card Master Note Trust, Series 2012-2, Class A
200,000	2.220%, 01/15/22	199,545
	Goldentree Loan Management, Series 2017-2A, Class A (1)
606,000	3.509%, VAR ICE LIBOR USD 3 Month+1.150%, 11/28/30	606,609
	Madison Park Funding XVIII, Series 2017- 18A, Class A1R (1)
800,000	3.552%, VAR ICE LIBOR USD 3 Month+1.190%, 10/21/30	803,528
	Madison Park Funding XXVI, Series 2017- 26A, Class AR (1)
600,000	3.559%, VAR ICE LIBOR USD 3 Month+1.200%, 07/29/30	603,663
	Octagon Investment Partners 30, Series 2017-1A, Class A1 (1)
250,000	3.679%, VAR ICE LIBOR USD 3 Month+1.320%, 03/17/30	251,232
	Santander Drive Auto Receivables Trust, Series 2014-2, Class C
47,350	2.330%, 11/15/19	47,330
	Springleaf Funding Trust, Series 2015-AA, Class A (1)
449,702	3.160%, 11/15/24	449,581

The accompanying notes are an integral part of the financial statements.	29

Schroder Total Return Fixed Income Fund

Schedule of Investments(continued)
April 30, 2018 (unaudited)

Principal Amount †		Value $
	Textainer Marine Containers, Series 2017-2A, Class A (1)
209,433	3.520%, 06/20/42	206,140
	Textainer Marine Containers V, Series 2017-1A, Class A (1)
91,013	3.720%, 05/20/42	90,073
	THL Credit Wind River, Series 2017-2A, Class A (1)
640,000	3.589%, VAR ICE LIBOR USD 3 Month+1.230%, 07/20/30	641,762
	Towd Point Mortgage Trust, Series 2015-6, Class A1 (1) (3)
59,051	3.500%, 04/25/55	59,157
	Towd Point Mortgage Trust, Series 2017-2, Class A1 (1) (3)
183,807	2.750%, 04/25/57	181,130
	Towd Point Mortgage Trust, Series 2017-3, Class A1 (1) (3)
348,568	2.750%, 07/25/57	343,256
	Towd Point Mortgage Trust, Series 2017-4, Class A1 (1) (3)
172,177	2.750%, 06/25/57	169,657
	Towd Point Mortgage Trust, Series 2017-5, Class A1 (1)
568,449	2.497%, VAR ICE LIBOR USD 1 Month+0.600%, 02/25/57	571,082
	Voya CLO, Series 2017-2A, Class A1R (1)
595,000	3.603%, VAR ICE LIBOR USD 3 Month+1.250%, 04/17/30	596,396
	TOTAL ASSET-BACKED SECURITIES (Cost $8,277,764)	8,250,386
	U.S. GOVERNMENT MORTGAGE- BACKED OBLIGATIONS - 10.2%
	Federal Home Loan Mortgage Corporation - 3.8%
	FHLMC
1,801,182	4.000%, 04/01/47	1,840,582
481,437	3.500%, 05/01/46	479,630
	FHLMC Gold
51,435	4.500%, 10/01/24	51,803
148,174	3.000%, 01/01/43	144,170
		2,516,185
	Federal National Mortgage
	Association - 5.9%
	FNMA
40,011	5.000%, 10/01/29	42,510
1,844,738	4.000%, 03/01/47	1,880,964
1,406,070	3.500%, 02/01/47	1,399,482
Principal Amount †		Value $

	3.230%, VAR ICE LIBOR USD 12
139,824	Month+1.752%, 06/01/42	140,974
91,720	3.000%, 05/01/43	89,249
272,582	3.000%, 06/01/43	265,208
110,491	3.000%, 07/01/43	107,493
		3,925,880
	Government National Mortgage Association - 0.5%
	GNMA
226,006	2.599%, 04/16/54 (3)	224,066
	GNMA IO
2,136,902	0.810%, 12/16/51 (3)	106,115
		330,181
	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Cost $7,003,470)	6,772,246

	COLLATERALIZED MORTGAGE OBLIGATIONS - 6.4%
	Flagstar Mortgage Trust, Series 2017-2, Class A5 (1) (3)
813,568	3.500%, 10/25/47	804,860
	GS Mortgage Securities Trust, Series 2018-CHLL, Class D (1)
100,000	3.547%, VAR LIBOR USD 1 Month+1.650%, 02/15/37	100,051
	GS Mortgage Securities Trust, Series 2018-CHLL, Class E (1)
184,000	4.247%, VAR LIBOR USD 1 Month+2.350%, 02/15/37	184,062
	Impac Secured Assets Trust, Series 2006-1, Class 2A2
105,582	2.307%, VAR ICE LIBOR USD 1 Month+0.410%, 05/25/36	103,384
	2006-2, Class 2M1 Impac Secured Assets Trust, Series
130,000	2.397%, VAR ICE LIBOR USD 1 Month+0.500%, 08/25/36	120,407
	JPMorgan Mortgage Trust, Series 2015-3, Class A5 (1) (3)
107,729	3.500%, 05/25/45	107,249
	JPMorgan Mortgage Trust, Series 2016-3, Class 1A3 (1) (3)
529,832	3.500%, 10/25/46	525,814
	JPMorgan Mortgage Trust, Series 2017-1, Class A4 (1) (3)
113,336	3.500%, 01/25/47	112,902
	JPMorgan Mortgage Trust, Series 2017-3, Class 1A5 (1) (3)
520,986	3.500%, 08/25/47	518,381

The accompanying notes are an integral part of the financial statements.	30

Schroder Total Return Fixed Income Fund

Schedule of Investments(continued)
April 30, 2018 (unaudited)

Principal Amount †		Value $

	JPMorgan Mortgage Trust, Series 2017-4, Class A5 (1) (3)
446,546	3.500%, 11/25/48	442,046
	One Market Plaza Trust, Series 2017-1MKT, Class E (1)
195,000	4.142%, 02/10/32	190,470
	Sequoia Mortgage Trust, Series 2015-2, Class A10 (1) (3)
242,533	3.500%, 05/25/45	241,441
	Sequoia Mortgage Trust, Series 2015-3, Class A4 (1) (3)
297,729	3.500%, 07/25/45	296,403
	Sequoia Mortgage Trust, Series 2017-2, Class A4 (1) (3)
507,561	3.500%, 03/25/47	504,364
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,346,897)	4,251,834

	SOVEREIGN GOVERNMENTS - 4.9%
	Argentine Bonos del Tesoro
ARS 3,440,881	21.200%, 09/19/18	162,106
	Brazil Notas do Tesouro Nacional Serie F
BRL 1,937,000	10.000%, 01/01/27	565,244
	Costa Rica Government International Bond (4)
520,000	4.250%, 01/26/23	498,160
	Ecuador Government International Bond (1)
400,000	7.875%, 01/23/28	354,000
	Mexican Bonos
MXN 15,400,000	6.500%, 06/09/22	797,641
	Province of Manitoba Canada
185,000	9.625%, 12/01/18	192,391
	South Africa Government Bond
ZAR 6,580,000	6.500%, 02/28/41	400,185
	South Africa Government International Bond
279,000	4.850%, 09/27/27	270,227
	TOTAL SOVEREIGN GOVERNMENTS (Cost $3,412,811)	3,239,954

	TAXABLE MUNICIPAL BONDS - 1.7%
	Florida - 0.9%
	Hurricane Catastrophe Fund Finance RB, Series A
630,000	2.995%, 07/01/20	632,142
	New Jersey - 0.2%
	State Economic Development Authority RB, Series A, NATL
90,000	7.425%, 02/15/29	108,674
Principal Amount †		Value $
	Ohio - 0.1%
	American Municipal Power RB, Series B
40,000	8.084%, 02/15/50	65,516
	Pennsylvania - 0.5%
	Philadelphia Authority for Industrial Development RB
350,000	3.964%, 04/15/26	343,255
	TOTAL TAXABLE MUNICIPAL BONDS (Cost $1,151,112)	1,149,587
	COMMERCIAL MORTGAGE-BACKED OBLIGATION - 0.4%
	Cold Storage Trust, Series 2017-ICE3, Class D (1)
240,000	3.997%, VAR LIBOR USD 1 Month+2.100%, 04/15/36 (Cost $240,081)	241,415
	TOTAL INVESTMENTS IN SECURITIES - 98.2% (Cost $66,918,534)	65,251,452
	OTHER ASSETS LESS LIABILITIES - 1.8%	1,183,644
	NET ASSETS - 100%	$66,435,096

†	In U.S. Dollars unless otherwise indicated.

(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2018, the value of these securities amounted to $21,535,042, representing 32.4% of the net assets of the Fund.

(2)	Security, or a portion of this security, has been pledged as collateral on open derivative positions and mortgage dollar rolls.

(3)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(4)
Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2018, the value of these securities amounted to $498,160, representing 0.7% of the net assets of the Fund.

The accompanying notes are an integral part of the financial statements.	31

Schroder Total Return Fixed Income Fund

Schedule of Investments(continued)
April 30, 2018(unaudited)

The open futures contracts held by the Fund at April 30, 2018, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro-BOBL	(22)	Jun-2018	$(3,539,482)	$(3,480,298)	$(15,891)
Euro-BTP	(13)	Jun-2018	(2,172,213)	(2,182,287)	(68,896)
Euro-Bund	(2)	Jun-2018	(388,144)	(383,388)	(3,498)
Euro-OAT	(10)	Jun-2018	(1,877,833)	(1,857,407)	(29,785)
U.S. 2-Year Treasury Note	20	Jun-2018	4,252,221	4,240,938	(11,283)
U.S. 5-Year Treasury Note	74	Jun-2018	8,442,616	8,399,578	(43,038)
U.S. 10-Year Treasury Note	3	Jun-2018	359,357	358,875	(482)
U.S. Long Treasury Bond	4	Jun-2018	573,726	575,375	1,649
U.S. Ultra Long Treasury Bond	8	Jun-2018	1,230,341	1,257,000	26,659
			$6,880,589	$6,928,386	$(144,565)

A summary of the outstanding forward foreign currency contracts held by the Fund at April 30, 2018, is as follows:

Counterparty	Settlement Date	Currency to Deliver	Currency to Receive	Unrealized Appreciation (Depreciation)
Morgan Stanley	06/15/18	MXN 15,100,000	USD 788,063	$(13,352)

A list of the open centrally cleared swap agreements held by the Fund at April 30, 2018 is as follows:
Credit Default Swaps

Reference Entity	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
CDX High Yield S29	Buy	(5.00)%	Quarterly	12/20/2022	$1,200,000	$(87,089)	$(95,312)	$8,223

ARS — Argentine Peso
BRL — Brazilian Real
CDX — Credit Derivatives Index
CLO — Collateralized Loan Obligation
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
ICE — Intercontinental Exchange
IO — Interest Only
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Company
MTN — Medium Term Note
MXN — Mexican Peso
NATL — National Public Finance Guarantee Corporation
RB — Revenue Bond
REIT — Real Estate Investment Trust
USD — United States Dollar
VAR — Variable Rate
ZAR — South African Rand

The accompanying notes are an integral part of the financial statements.	32

Schroder Total Return Fixed Income Fund

Schedule of Investments(concluded)
April 30, 2018(unaudited)

The following is a summary of the inputs used as of April 30, 2018, in valuing the Fund’s investments carried at value

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$30,979,591	$—	$30,979,591
U.S. Treasury Obligations	—	10,366,439	—	10,366,439
Asset-Backed Securities	—	8,250,386	—	8,250,386
U.S. Government Mortgage-Backed Obligations	—	6,772,246	—	6,772,246
Collateralized Mortgage Obligations	—	4,251,834	—	4,251,834
Sovereign Governments	—	3,239,954	—	3,239,954
Taxable Municipal Bonds	—	1,149,587	—	1,149,587
Commercial Mortgage-Backed Obligation	—	241,415	—	241,415
Total Investments in Securities	$—	$65,251,452	$—	$65,251,452

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures — Unrealized Appreciation	$28,308	$—	$—	$28,308
Futures — Unrealized Depreciation	(172,873)	—	—	(172,873)
Forwards — Unrealized Depreciation	—	(13,352)	—	(13,352)
Credit Default Swaps — Unrealized Appreciation	—	8,223	—	8,223
Total Other Financial Instruments	$(144,565)	$(5,129)	$—	$(149,694)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Collateralized Mortgage Obligations
Beginning balance as of November 1, 2017	$940,031
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales	—
Transfer into Level 3	—
Transfer out of Level 3	(940,031)
Ending balance as of April 30, 2018	$—

For the period ended April 30, 2018, there have been no transfers between Level 1 and Level 2 investments. For the period ended April 30, 2018, there have been no transfers between Level 1 and Level 3 investments.
For the period ended April 30, 2018, there were transfers between Level 3 and Level 2 investments due to the valuation changes at the prior year end. For the period ended April 30, 2018, there were no Level 3 securities. The Fund generally recognizes transfers between the levels as of the end of the reporting period.

The accompanying notes are an integral part of the financial statements.	33

Schroder Mutual Funds

Statements of Assets and Liabilities
April 30, 2018 (unaudited)

	North American Equity Fund	Emerging Markets Small Cap Fund	Core Bond Fund	Long Duration Investment- Grade Bond Fund	Short Duration Bond Fund	Total Return Fixed Income Fund
ASSETS
Investments in securities, at value — Note 2.	$1,043,704,598	$2,167,591	$18,311,434	$78,496,597	$15,688,133	$65,251,452
Cash	23,334,645	154,816	556,117	604,267	144,241	138,231
Foreign currency	9,570	8,924	—	—	—	79,342
Receivable for securities sold	343,347	18,438	—	261,479	—	400,068
Receivable for Fund shares sold	5,203	—	—	1,728	704	5,273
Due from Investment Adviser — Note 3	—	23,000	47,771	4,333	18,732	7,157
Unrealized appreciation on forward foreign currency contracts	216,412	—	—	—	—	—
Initial margin for futures contracts	1,085,600	—	—	—	14,780	179,358
Initial margin for centrally cleared swap contracts	—	—	—	—	—	34,609
Interest receivable	1,056,233	1,473	130,008	896,031	81,682	532,733
Variation margin receivable for centrally cleared swap contracts	—	—	—	—	—	1,414
Receivable from Transfer Agent	2,019	—	—	—	—	—
Variation margin receivable for futures contracts	—	—	—	—	250	22,102
Deferred offering cost	—	—	41,739	—	—	—
Prepaid expenses	43,652	13,857	—	19,095	10,171	20,602
TOTAL ASSETS	1,069,801,279	2,388,099	19,087,069	80,283,530	15,958,693	66,672,341
LIABILITIES
Payable for securities purchased	522,719	7,437	119,268	663,546	—	68,490
Variation margin payable for futures contracts	146,400	—	—	—	659	2,824
Income distributions payable	—	—	—	—	—	24,132
Accrued foreign capital gains tax	—	1,695	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	13,352
Payable for Fund shares redeemed	—	—	—	234,376	—	11,140
Investment Advisory fees payable — Note 3	219,870	—	—	—	—	—
Sub-administration fees payable — Note 3	43,976	10,274	10,274	10,274	10,274	10,241
Audit fees payable	21,003	21,174	10,066	20,406	24,295	20,406
Trustees’ fees payable	9,828	1,578	2,086	2,163	1,687	2,083
Legal fees payable	—	—	2,104	—	—	—
Offering cost payable	—	—	55,149	—	—	—
Shareholder Servicing Fees, Investor Class — Note 3	—	—	—	28,273	—	43,592
Accrued expenses and other liabilities	87,780	45,933	15,519	24,667	25,675	40,952
TOTAL LIABILITIES	1,051,576	88,058	214,466	983,705	62,590	237,245
NET ASSETS	$1,068,749,703	$2,300,041	$18,872,603	$79,299,825	$15,896,103	$66,435,096
Cost of securities	$749,755,060	$1,601,337	$18,640,505	$80,822,785	$15,846,012	$66,918,534
Cost of foreign currency	$9,570	$8,869	$—	$—	$—	$81,286

The accompanying notes are an integral part of the financial statements.	34

Schroder Mutual Funds

Statements of Assets and Liabilities
April 30, 2018 (unaudited)

	North American Equity Fund		Emerging Markets Small Cap Fund	Core Bond Fund	Long Duration Investment- Grade Bond Fund		Short Duration Bond Fund	Total Return Fixed Income Fund
NET ASSETS
Capital paid-in		$720,869,294	$1,688,955	$19,230,058		$82,209,898	$16,154,820		$71,791,020
Undistributed (distributions in excess of) net investment income		5,686,092	(3,732)	5,618		27,451	3,426		(201,750)
Accumulated net realized gain (loss) on investments, futures, swap contracts, forward foreign currency contracts and foreign currency transactions		48,516,300	50,149	(34,002)		(611,336)	(88,695)		(3,336,452)
Accumulated foreign capital gains tax on appreciated securities		—	(1,695)	—		—	—		—
Net unrealized appreciation (depreciation) on investments		293,949,538	566,254	(329,071)		(2,326,188)	(157,879)		(1,667,082)
Net unrealized appreciation (depreciation) on futures, swap contracts, forward foreign currency contracts and foreign currency transactions and translations		(271,521)	110	—		—	(15,569)		(150,640)
NET ASSETS		$1,068,749,703	$2,300,041	$18,872,603		$79,299,825	$15,896,103		$66,435,096
Net Assets:
R6	$	N/A	$2,271,658	$18,872,603	$	N/A	$15,795,030	$	N/A
Investor		1,068,749,703	28,383	N/A		79,299,825	101,073		66,435,096
Total shares outstanding end of period:
R6		N/A	191,049	1,921,840		N/A	1,606,311		N/A
Investor		63,970,538	2,387	N/A		9,384,716	10,276		6,948,247
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)
R6	$	N/A	$11.89	$9.82	$	N/A	$9.83	$	N/A
Investor		16.71	11.89	N/A		8.45	9.84		9.56

N/A — R6 or Investor Shares currently not offered.

The accompanying notes are an integral part of the financial statements.	35

Schroder Mutual Funds

Statements of Operations
For the Six Months Ended April 30, 2018 (unaudited)

	North American Equity Fund	Emerging Markets Small Cap Fund
INVESTMENT INCOME
Dividend income	$11,271,578	$24,538
Interest income	—	—
Foreign taxes withheld	(39,855)	(1,859)
TOTAL INCOME	11,231,723	22,679
EXPENSES
Investment Advisory fees — Note 3	1,333,449	13,193
Sub-administration fees — Note 3	266,698	61,987
Trustees fees and expenses	17,984	3,120
Shareholder Service fees, Investor Shares — Note 3	—	—
Transfer agent fees	37,663	29,031
Legal fees	19,932	3,441
Custodian fees	16,338	18,922
Audit fees	15,448	19,367
Printing	15,344	2,201
Registration fees	14,452	10,662
Insurance	9,962	1,857
Pricing fees	5,867	2,532
Offering costs	—	—
Other	24,464	4,382
TOTAL EXPENSES	1,777,601	170,695
Expenses waived by Investment Adviser — Note 3	—	(13,193)
Reimbursement from Investment Adviser	—	(141,798)
Custody Offset — Note 2	(11,658)	(238)
NET EXPENSES	1,765,943	15,466
NET INVESTMENT INCOME	9,465,780	7,213
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES, PURCHASED OPTIONS,
SWAP CONTRACTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY
TRANSACTIONS AND TRANSLATIONS
Net realized gain (loss) on investments sold	52,317,783	61,575
Net realized gain (loss) on futures	41,203	—
Net realized loss on purchased options	—	—
Net realized loss on swap contracts	—	—
Net realized gain (loss) on forward foreign currency contracts and foreign currency transactions	105,800	(345)
Net realized gain (loss) on investments, futures, purchased options, swap contracts, forward foreign currency contracts and foreign currency transactions	52,464,786	61,230
Change in unrealized appreciation (depreciation) on investments	(22,707,869)	17,018
Change in unrealized depreciation on futures	(858,201)	—
Change in unrealized appreciation on purchased options	—	—
Change in unrealized appreciation on swap contracts	—	—
Change in accrued foreign capital gains tax on appreciated securities	—	1,738
Change in unrealized appreciation (depreciation) on forward foreign currency contracts and foreign currency transactions and translations	(134,747)	102
Net change in unrealized appreciation (depreciation) on investments, futures, purchased options, swap contracts, accrued foreign capital gains tax on appreciated securities, forward foreign currency contracts and foreign currency transactions and translations	(23,700,817)	18,858
NET REALIZED AND UNREALIZED GAIN (LOSS)	28,763,969	80,088
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$38,229,749	$87,301

The accompanying notes are an integral part of the financial statements.	36

Core Bond Fund (a)	Long Duration Investment-Grade Bond Fund	Short Duration Bond Fund	Total Return Fixed Income Fund

$—	$—	$—	$—
138,290	1,390,166	180,654	1,223,406
—	—	—	(997)
138,290	1,390,166	180,654	1,222,409

11,728	125,720	22,848	84,429
30,480	61,987	61,987	61,987
2,086	4,178	3,312	4,021
—	19,847	—	27,018
9,103	19,292	29,287	19,125
2,104	4,623	3,657	4,448
1,751	2,226	1,779	7,411
10,066	15,251	16,540	15,251
8,674	3,698	2,377	9,225
122	12,187	11,016	13,041
—	2,529	2,003	2,428
1,956	4,511	4,622	15,692
13,410	—	—	—
4,401	6,168	4,659	5,183
95,881	282,217	164,087	269,259
(11,728)	(125,720)	(22,848)	(84,429)
(68,467)	(10,025)	(111,216)	(48,535)
(675)	(1,252)	(510)	(1,394)
15,011	145,220	29,513	134,901
123,279	1,244,946	151,141	1,087,508

(34,002)	65,719	(17,182)	(159,590)
—	—	(40,533)	(310,437)
—	—	—	(5,108)
—	—	—	(97,059)
—	—	58	(39,976)

(34,002)	65,719	(57,657)	(612,170)
(329,071)	(4,195,475)	(197,786)	(1,828,443)
—	—	(5,327)	(24,470)
—	—	—	1,046
—	—	—	78,496
—	—	—	—

—	—	(90)	(73,705)

(329,071)	(4,195,475)	(203,203)	(1,847,076)
(363,073)	(4,129,756)	(260,860)	(2,459,246)
$(239,794)	$(2,884,810)	$(109,719)	$(1,371,738)

(a) Fund commenced operations on January 31, 2018.

The accompanying notes are an integral part of the financial statements.	37

Schroder Mutual Funds

Statements of Changes in Net Assets

	North American Equity Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

INCREASE (DECREASE) IN NET ASSETS From Operations:
Net investment income	$9,465,780	$17,451,942
Net realized gain (loss) on investments sold, futures, forward foreign currency contracts and foreign currency transactions	52,464,786	40,156,220
Net change in unrealized appreciation (depreciation) on investments, futures, accrued foreign capital gains tax on appreciated securities, forward foreign currency contracts and foreign currency transactions and translations.	(23,700,817)	130,535,315
Net increase (decrease) in net assets resulting from operations	38,229,749	188,143,477

Dividends and Distributions to Shareholders:
Net investment income:
R6 Shares	N/A	N/A
Investor Shares	(16,694,633)	(17,040,884)
Advisor Shares*	—	(2,399)
Net realized gains:
R6 Shares	N/A	N/A
Investor Shares	(40,869,758)	(34,629,983)
Advisor Shares*	—	(6,225)
Total dividends and distributions	(57,564,391)	(51,679,491)

Share Transactions:
R6 Shares:
Sales of shares	N/A	N/A
Reinvestment of distributions	N/A	N/A
Issued in connection with in-kind transfer - Note 8	N/A	N/A
Redemption of shares	N/A	N/A
Total increase (decrease) from R6 Share transactions	N/A	N/A
Investor Shares:
Sales of shares	10,095,032	24,120,420
Reinvestment of distributions	57,353,134	51,436,832
Redemption of shares	(831,879)	(79,948,808)
Total increase (decrease) from Investor Share transactions	66,616,287	(4,391,556)
Advisor Shares*:
Sales of shares	—	339
Reinvestment of distributions	—	7,955
Redemption of shares	—	(183,795)
Total decrease from Advisor Share transactions	—	(175,501)
Net increase (decrease) in net assets from share transactions	66,616,287	(4,567,057)
Total increase (decrease) in net assets	47,281,645	131,896,929

Net Assets
Beginning of period	1,021,468,058	889,571,129
End of period	$1,068,749,703	$1,021,468,058
Undistributed (distributions in excess of) net investment income	$5,686,092	$12,914,945

* Advisor Shares were terminated on December 20, 2016.
N/A — R6 or Investor Shares currently not offered. Advisor Shares were not offered by these funds.

The accompanying notes are an integral part of the financial statements.	38

Emerging Markets Small Cap Fund		Core Bond Fund
Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Period Ended April 30, 2018 (a) (Unaudited)

$7,213	$3,661	$123,279

61,230	2,740,589	(34,002)

18,858	(1,255,339)	(329,071)
87,301	1,488,911	(239,794)

—	(128,224)	(117,661)
—	(172)	N/A
N/A	N/A	N/A

(355,583)	(551,226)	—
(4,444)	(809)	N/A
N/A	N/A	N/A
(360,027)	(680,431)	(117,661)

—	3,503,306	100
355,582	679,450	75,193
—	—	20,054,765
—	(18,563,469)	(900,000)
355,582	(14,380,713)	19,230,058

—	—	N/A
4,444	—	N/A
—	—	N/A
4,444	—	N/A

N/A	N/A	N/A
N/A	N/A	N/A
N/A	N/A	N/A
N/A	N/A	N/A
360,026	(14,380,713)	19,230,058
87,300	(13,572,233)	18,872,603

2,212,741	15,784,974	—
$2,300,041	$2,212,741	$18,872,603
$(3,732)	$(10,945)	$5,618

(a) Fund commenced operations on January 31, 2018.

The accompanying notes are an integral part of the financial statements.	39

Schroder Mutual Funds

Statements of Changes in Net Assets

	Long Duration Investment-Grade Bond Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
INCREASE (DECREASE) IN NET ASSETS From Operations:
Net investment income	$1,244,946	$2,348,696
Net realized gain (loss) on investments, futures, purchased options, swap contracts, forward foreign currency contracts and foreign currency transactions	65,719	(576,662)
Net change in unrealized appreciation (depreciation) on investments, futures, purchased options, swap contracts, forward foreign currency contracts and foreign currency transactions and translations	(4,195,475)	(256,949)
Net increase (decrease) in net assets resulting from operations	(2,884,810)	1,515,085

Dividends and Distributions to Shareholders:
Net investment income:
R6 Shares	N/A	N/A
Investor Shares	(1,242,633)	(2,352,791)
Advisor Shares*	N/A	N/A
Net realized gains:
R6 Shares	N/A	N/A
Investor Shares	—	(2,278,988)
Return of Capital:
Investor Shares	—	—
Total dividends and distributions	(1,242,633)	(4,631,779)

Share Transactions:
R6 Shares:
Sales of shares	N/A	N/A
Reinvestment of distributions	N/A	N/A
Redemption of shares	N/A	N/A
Total decrease from R6 Share transactions	N/A	N/A
Investor Shares:
Sales of shares	7,301,520	4,810,316
Reinvestment of distributions	1,217,413	4,566,592
Redemption of shares	(1,817,826)	(3,766,397)
Total increase (decrease) from Investor Share transactions	6,701,107	5,610,511
Advisor Shares*:
Reinvestment of distributions	N/A	N/A
Redemption of shares	N/A	N/A
Total decrease from Advisor Share transactions	N/A	N/A
Net increase (decrease) in net assets from share transactions	6,701,107	5,610,511
Total increase (decrease) in net assets	2,573,664	2,493,817

Net Assets
Beginning of period	76,726,161	74,232,344
End of period	$79,299,825	$76,726,161
Undistributed (distributions in excess of) net investment income	$27,451	$25,138

* Advisor Shares were terminated on December 20, 2016.
N/A — R6 Shares currently not offered. Advisor Shares were not offered by these funds.

The accompanying notes are an integral part of the financial statements.	40

Short Duration Bond Fund		Total Return Fixed Income Fund
Six Months Ended April 30, 2018 (Unaudited)	Six Months Ended Year Ended October 31, 2017	April 30, 2018 (Unaudited)	Year Ended October 31, 2017

$151,141	$264,944	$1,087,508	$1,954,867

(57,657)	(31,502)	(612,170)	(2,380,740)

(203,203)	(127,479)	(1,847,076)	579,387
(109,719)	105,963	(1,371,738)	153,514

(150,119)	(261,791)	N/A	N/A
(944)	(3,712)	(1,070,099)	(1,497,110)
N/A	N/A	—	(6,690)

—	(4,377)	N/A	N/A
—	(180)	—	—

—	—	—	(397,236)
(151,063)	(270,060)	(1,070,099)	(1,901,036)

533,616	1,247,465	N/A	N/A
150,119	9,599	N/A	N/A
(819,374)	(9,325,310)	N/A	N/A
(135,639)	(8,068,246)	N/A	N/A

—	—	5,259,414	11,599,389
1,292	—	939,929	1,580,853
—	(900,000)	(4,521,596)	(41,976,983)
1,292	(900,000)	1,677,747	(28,796,741)

N/A	N/A	—	2,831
N/A	N/A	—	(1,264,850)
N/A	N/A	—	(1,262,019)
(134,347)	(8,968,246)	1,677,747	(30,058,760)
(395,129)	(9,132,343)	(764,090)	(31,806,282)

16,291,232	25,423,575	67,199,186	99,005,468
$15,896,103	$16,291,232	$66,435,096	$67,199,186
$3,426	$3,348	$(201,750)	$(219,159)

The accompanying notes are an integral part of the financial statements.	41

Schroder Mutual Funds

Financial Highlights
For the Period Ended April 30, (unaudited) and the Years or Period Ended October 31,
Selected Per Share Data and Ratios for a Share Outstanding Throughout each Year or Period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gain	Total Distributions
North American Equity Fund
Investor Shares
2018*	$17.02	$0.15		$0.50	$0.65	$(0.28)	$(0.68)	$(0.96)
2017	14.79	0.30		2.83	3.13	(0.30)	(0.60)	(0.90)
2016	15.14	0.27		0.31	0.58	(0.33)	(0.60)	(0.93)
2015	15.42	0.34		0.21	0.55	(0.29)	(0.54)	(0.83)
2014	13.57	0.27		1.83	2.10	(0.25)	—	(0.25)
2013	10.92	0.24		2.63	2.87	(0.22)	—	(0.22)
Emerging Markets Small Cap Fund
R6 Shares
2018*	$13.65	$0.04	(1)	$0.42	$0.46	$—	$(2.22)	$(2.22)
2017	12.07	—	(1) (2)	2.07	2.07	(0.09)	(0.40)	(0.49)
2016	10.52	0.11	(1)	1.44	1.55	—	—	—
2015(b)	10.00	(0.01	)(1)	0.53	0.52	—	—	—
Investor Shares
2018*	$13.65	$0.04	(1)	$0.42	$0.46	$—	$(2.22)	$(2.22)
2017	12.06	0.10	(1)	1.98	2.08	(0.09)	(0.40)	(0.49)
2016	10.52	0.10	(1)	1.44	1.54	—	—	—
2015(b)	10.00	(0.01	)(1)	0.53	0.52	—	—	—
Core Bond Fund
R6 Shares
2018(c)	$10.00	$0.06	(1)	$(0.18)	$(0.12)	$(0.06)	$—	$(0.06)

*	For the six months ended April 30, 2018 (unaudited). All ratios for the period have been annualized, except for the Total Return and Portfolio Turnover Rate.
(1)	Per share net investment income (loss) calculated using average shares.
(2)	Amount was less than $0.01 per share.
(3)	Ratios reflect the impact of low level of average net assets. Under normal asset levels, ratios would have been 1.45% and 1.60%.
(4)	Ratio reflects the impact of low level of average net assets. Under normal asset levels, ratio would have been 1.50%.
(a)
Total returns would have been lower had certain Fund expenses not been waived or reimbursed, as applicable, during the periods shown (See Note 3). Total return calculations for a period of less than one year are not annualized.

(b)	Commenced operations on August 26, 2015. All ratios for the period have been annualized, except for the Total Return and Portfolio Turnover Rate.
(c)	Commenced operations on January 31, 2018. All ratios for the period have been annualized, except for the Total Return and Portfolio Turnover Rate.

The accompanying notes are an integral part of the financial statements.	42

Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets (Including Waivers and Reimbursements, Excluding Offsets)		Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Offsets)	Ratio of Net Investment Income (Loss) to Average Net Assets (Including Waivers, Reimbursements and Offsets)	Portfolio Turnover Rate

$16.71	3.78%	$1,068,750	0.33%		0.33%	1.77%	29%
17.02	21.96	1,021,468	0.33		0.33	1.83	46
14.79	4.20	889,400	0.32		0.32	2.03	70
15.14	3.77	759,878	0.32		0.32	1.91	57
15.42	15.75	805,906	0.31		0.31	1.80	48
13.57	26.76	693,207	0.33		0.33	1.96	31

$11.89	3.93%	$2,272	1.35%		14.88%	0.63%	19%
13.65	18.09	2,185	1.48	(3)	4.80	0.04	42
12.07	14.73	15,761	1.50		3.01	0.98	41
10.52	5.20	12,103	1.50		6.52	(0.57)	5

$11.89	3.93%	$28	1.35	%(4)	14.88%	0.63%	19%
13.65	18.12	27	1.46	(3)	10.31	0.82	42
12.06	14.64	24	1.60		3.10	0.91	41
10.52	5.20	21	1.65		6.67	(0.72)	5

$9.82	(1.20)%	$18,873	0.32%		2.02%	2.60%	26%

The accompanying notes are an integral part of the financial statements.	43

Schroder Mutual Funds

Financial Highlights
For the Period Ended April 30, (unaudited) and the Years or Period Ended October 31 (unless otherwise indicated),
Selected Per Share Data and Ratios for a Share Outstanding Throughout each Year or Period

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gain	Return of Capital
Long Duration Investment-Grade Bond Fund
Investor Shares
2018*	$8.88	$0.14	(1)	$(0.43)	$(0.29)	$(0.14)	$—	$—
2017	9.31	0.28	(1)	(0.14)	0.14	(0.28)	(0.29)	—
2016	8.99	0.32	(1)	0.53	0.85	(0.34)	(0.19)	—
2015	10.53	0.36	(1)	(0.24)	0.12	(0.36)	(1.30)	—
2014	9.96	0.44	(1)	1.00	1.44	(0.45)	(0.42)	—
2013†	9.85	0.12	(1)	0.11	0.23	(0.12)	—	—
2013††	11.11	0.46	(1)	(1.05)	(0.59)	(0.46)	(0.21)	—
Short Duration Bond Fund
R6 Shares
2018*	$9.99	$0.09	(1)	$(0.16)	$(0.07)	$(0.09)	$—	$—
2017	10.07	0.15	(1)	(0.08)	0.07	(0.15)	— (2)	—
2016	10.01	0.13	(1)	0.06	0.19	(0.13)	— (2)	—
2015(b)	10.00	0.02	(1)	0.00 (2)	0.02	(0.01)	—	—
Investor Shares
2018*	$9.99	$0.09	(1)	$(0.15)	$(0.06)	$(0.09)	$—	$—
2017	10.07	0.14	(1)	(0.07)	0.07	(0.15)	— (2)	—
2016	10.01	0.12	(1)	0.06	0.18	(0.12)	— (2)	—
2015(b)	10.00	0.01	(1)	0.01	0.02	(0.01)	—	—
Total Return Fixed Income Fund
Investor Shares
2018*	$9.91	$0.15		$(0.35)	$(0.20)	$(0.15)	$—	$—
2017	10.03	0.27		(0.11)	0.16	(0.22)	—	(0.06)
2016	9.97	0.25		0.12	0.37	(0.26)	(0.04)	(0.01)
2015	10.20	0.26		(0.23)	0.03	(0.26)	—	—
2014	9.97	0.27		0.22	0.49	(0.26)	—	—
2013	10.73	0.22		(0.34)	(0.12)	(0.23)	(0.41)	—
*
For the six months ended April 30, 2018 (unaudited). All ratios for the period have been annualized, except for the Total Return and Portfolio Turnover Rate. †    August 1, 2013 to October 31, 2013 (See Note 1).

††	For the year ended July 31, 2013.
(1)	Per share net investment income calculated using average shares.
(2)	Amount was less than $0.01 per share
(a)
Total returns would have been lower had certain Fund expenses not been waived or reimbursed, as applicable, during the periods shown (See Note 3). Total return calculations for a period of less than one year are not annualized.

(b)	Commenced operations on August 26, 2015. All ratios for the period have been annualized, except for the Total Return and Portfolio Turnover Rate.

The accompanying notes are an integral part of the financial statements.	44

Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets (Including Waivers and Reimbursements, Excluding Offsets)	Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Offsets)	Ratio of Net Investment Income to Average Net Assets (Including Waivers, Reimbursements and Offsets)	Portfolio Turnover Rate

$(0.14)	$8.45	(3.35)%	$79,300	0.36%	0.71%	3.14%	27%
(0.57)	8.88	1.79	76,726	0.39	0.77	3.17	62
(0.53)	9.31	9.80	74,232	0.39	0.75	3.48	160
(1.66)	8.99	0.94	21,082	0.40	1.05	3.80	126
(0.87)	10.53	15.51	24,797	0.46	0.83	4.38	53
(0.12)	9.96	2.32	44,782	0.46	1.05	4.75	20
(0.67)	9.85	(5.68)	44,354	0.46	0.84	4.29	62

$(0.09)	$9.83	(0.58)%	$15,795	0.36%	2.03%	1.88%	67%
(0.15)	9.99	0.77	16,189	0.39	1.88	1.49	81
(0.13)	10.07	1.97	24,417	0.39	1.10	1.32	59
(0.01)	10.01	0.25	24,023	0.39	2.51	0.88	22

$(0.09)	$9.84	(0.68)%	$101	0.36%	2.03%	1.88%	67%
(0.15)	9.99	0.77	102	0.39	1.40	1.39	81
(0.12)	10.07	1.87	1,007	0.49	1.20	1.22	59
(0.01)	10.01	0.22	1,001	0.54	2.66	0.73	22

$(0.15)	$9.56	(2.00)%	$66,435	0.40%	0.80%	3.22%	31%
(0.28)	9.91	1.65	67,199	0.40	0.85	2.95	93
(0.31)	10.03	3.77	97,695	0.40	0.61	2.80	72
(0.26)	9.97	0.30	183,138	0.40	0.56	2.58	93
(0.26)	10.20	4.97	153,951	0.40	0.53	2.65	319
(0.64)	9.97	(1.23)	141,390	0.40	0.59	2.09	388

The accompanying notes are an integral part of the financial statements.	45

Schroder Mutual Funds

Notes to Financial Statements
April 30, 2018 (unaudited)

NOTE 1 — ORGANIZATION

Schroder Global Series Trust (“SGST”) is an open-end series management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). SGST was organized as a business trust under the laws of The Commonwealth of Massachusetts on May 27, 2003. SGST has an unlimited number of authorized shares, which consists of one diversified series: Schroder North American Equity Fund (the “SGST Fund” or a “Fund”). The Schroder North American Equity Fund seeks long-term capital growth.

Schroder Series Trust (“SST”) is an open-end series management investment company registered under the Investment Company Act. SST was organized as a business trust under the laws of The Commonwealth of Massachusetts on May 6, 1993. SST has an unlimited number of authorized shares, which are divided into five separate series. Included in this report are Schroder Emerging Markets Small Cap Fund, Schroder Core Bond Fund, Schroder Long Duration Investment-Grade Bond Fund, Schroder Short Duration Bond Fund and Schroder Total Return Fixed Income Fund (each a “Fund,” collectively, the “SST Funds,” and together with the SGST Fund, the “Funds” or “Trusts”), all of which are diversified funds. The Schroder Emerging Markets Small Cap Fund seeks long-term capital appreciation. The Schroder Core Bond Fund and Schroder Short Duration Bond Fund seek long-term total return consistent with the preservation of capital. The Schroder Total Return Fixed Income Fund seeks a high level of total return. The Schroder Long Duration Investment-Grade Bond Fund seeks to achieve a total return that exceeds that of the Fund’s benchmark, the Bloomberg Barclays U.S. Long Government/Credit Bond Index.

Schroder Core Bond Fund commenced operations January 31, 2018. Schroder Long Duration Investment-Grade Bond Fund commenced operations on October 3, 2011 as a separate series of The Advisors Inner  Circle Fund II (formerly known as STW Long Duration Investment-Grade Bond Fund, the “Predecessor  Fund”) and was advised by STW Fixed Income Management LLC (“STW”). On April 2, 2013, Schroder U.S.  Holdings Inc., the parent company of Schroder Investment Management North America Inc. (“SIMNA”),  acquired all outstanding interests in STW. Effective June 24, 2013, all assets and liabilities of the STW Long  Duration Investment-Grade Bond Fund were acquired by Schroder Long Duration Investment-Grade Bond  Fund pursuant to an Agreement and Plan of Reorganization dated May 3, 2013 (the “Fund Merger”). In  the Fund Merger, shareholders of the Predecessor Fund received Investor Shares of the Schroder Long  Duration Investment-Grade Bond Fund in exchange for their Institutional Class Shares of the Predecessor  Fund. Because the Schroder Long Duration Investment-Grade Bond Fund had no investment operations  prior to the closing of the Fund Merger, and based on the similarity of the Fund to the Predecessor Fund, the Predecessor Fund is treated as the survivor of the Fund Merger for accounting and performance reporting  purposes. Accordingly, all performance and other information shown for the Schroder Long Duration Investment-Grade Bond Fund for periods prior to June 24, 2013 is that of the Predecessor Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

The following is a summary of significant accounting policies followed by the Funds, which are in conformity with U.S. GAAP:

SECURITY VALUATION: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities  traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or

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Schroder Mutual Funds

Notes to Financial Statements (continued)
April 30, 2018(unaudited)

domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary  exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the  most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will  be used. If available, debt securities are priced based upon valuations provided by independent, third- party pricing agents. Such values generally reflect the last reported sales price if the security is actively  traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing  methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies  designed to identify the market value for such securities. Such methodologies generally consider such  factors as security prices, yields, maturities, call features, ratings and developments relating to specific  securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not  available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available  from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt  security will be valued according to the Trusts’ fair value procedures until an independent source can be  secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized  cost, provided that it is determined the amortized cost continues to approximate fair value. Should existing  credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest  that amortized cost does not approximate fair value, then the amortized cost method may not be used. The  prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are  implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more  common reasons that may necessitate that a security be valued using fair value procedures include: the  security’s trading has been halted or suspended; the security has been de-listed from a national exchange;  the security’s primary trading market is temporarily closed at a time when under normal conditions it would  be open; the security has not been traded for an extended period of time; the security’s primary pricing  source is not able or willing to provide a price; or trading of the security is subject to local government- imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee  will determine the value after taking into consideration relevant information reasonably available to the Committee.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long positions and at the closing ask price for written options. Options not traded on a national securities exchange are valued at the last quoted bid price.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset  value. The closing prices of such securities may no longer reflect their market value at the time the Fund  calculates net asset value if an event that could materially affect the value of those securities (a “Significant  Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net  asset value. A Significant Event may relate to a single issuer or to an entire market sector. If SIMNA (the  “Adviser”) of the Funds becomes aware of a Significant Event that has occurred with respect to a security or  group of securities after the closing of the exchange or market on which the security or securities principally  trade, but before the time at which the Fund calculates net asset value, it may request that a Committee  meeting be called. In addition, SEI Investments Global Funds Services (the “Administrator”), a wholly
47

Schroder Mutual Funds

Notes to Financial Statements (continued)
April 30, 2018 (unaudited)

owned subsidiary of SEI Investments Company, monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding a relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

Schroder Emerging Markets Small Cap Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Fund based on certain factors and  methodologies (involving, generally, tracking valuation correlations between the U.S. market and each  non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. markets that exceeds  a specific threshold established by the Committee. The Committee establishes a “confidence interval”  which is used to determine the level of correlation between the value of a foreign security and movements  in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event  that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S.  securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt.  In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that  the fair values provided by MarkIt are not reliable, the Adviser contacts the Administrator and can request that a meeting of the Committee be held.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation  techniques used to measure the fair value. The objective of a fair value measurement is to determine the  price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between  market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives  the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level  1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

●
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.)

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended April 30, 2018, there have been no significant changes to the Funds’ fair valuation methodologies. Fair value measurement classifications are summarized in each Fund’s Schedule of Investments.

FEDERAL INCOME TAXES: It is the intention of each Fund to qualify, or continue to qualify, as a “regulated investment company” by complying with the requirements of Subchapter M of the Internal Revenue Code  of 1986, as amended. If a Fund qualifies as a regulated investment company that is accorded special tax

48

Schroder Mutual Funds

Notes to Financial Statements (continued)
April 30, 2018(unaudited)

treatment, the Fund will not be subject to Federal income taxes to the extent that, among other things,  it distributes substantially all of its taxable income, including realized capital gains, for the fiscal year  in a timely manner, to its shareholders in the form of dividends. In addition, as a result of distributing  substantially all of their net investment income during each calendar year, capital gains and certain other  amounts, if any, the Funds will not be subject to a Federal excise tax. The Funds evaluate tax positions taken  or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more- likely than-not” (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing  authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than- not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any  tax provision in the current period. However, management’s conclusions regarding tax positions may be  subject to review and adjustment at a later date based on factors including, but not limited to, examination  by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of, and during the period ended April 30, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income  tax expense in the Statement of Operations. During the period, the Funds did not incur any tax-related interest or penalties.

INVESTMENT TRANSACTIONS: Investment security transactions are recorded as of trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Capital gain taxes on securities in certain foreign countries are accrued on unrealized appreciation and are due when realized.

INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date. Interest income and expense is recorded on an accrual basis. Discounts and premiums on fixed income securities are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

EXPENSES: Expenses are recorded on an accrual basis. Many of the expenses of the Funds can be directly attributable to a specific Fund. Expenses not directly attributable to a specific Fund are allocated among the  Funds based on relative average net assets or another appropriate methodology. Class specific expenses  are borne by that class. Fund expenses are pro-rated to the respective classes based on relative net assets.

CLASSES OF SHARES: Income, realized and unrealized gains and losses of a Fund are prorated to the respective classes of shares based on relative net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends and distributions to shareholders from net investment income are declared and distributed at least annually for North American Equity Fund and Emerging Markets Small Cap Fund, and monthly for Schroder Core Bond Fund, Schroder Short Duration Bond Fund and Schroder Long Duration Investment-Grade Bond Fund. Schroder Total Return Fixed Income Fund declares dividends to shareholders from net investment income daily and distributes these dividends monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually for each of the Funds.

FOREIGN CURRENCY: Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange  at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the  rate of exchange prevailing on the dates of such transactions. Each Fund generally bifurcates that portion of  realized gains (losses) on investments in debt securities which is attributed to changes in foreign exchange  rates from that which is due to changes in market prices of debt securities. That portion of gains (losses)  is included in the “Statements of Operations” under “Net realized gain (loss) on foreign currencies.” For  foreign equity securities, these changes are included in the “Statements of Operations” under “Net realized  and unrealized gain (loss) on investments.” Each Fund reports certain foreign currency related transactions  as components of realized gains (losses) for financial reporting purposes, whereas such components are

49

Schroder Mutual Funds

Notes to Financial Statements (continued)
April 30, 2018 (unaudited)

treated as ordinary income (loss) for federal income tax purposes. Certain Funds may enter into forward  foreign currency contracts to protect the U.S. dollar value of the underlying portfolio of securities against  the effect of possible adverse movements in foreign exchange rates. Certain Funds may also seek to gain  currency exposure or otherwise attempt to increase a Fund’s total return by holding such forward foreign  currency contracts. Principal risks associated with such transactions include the movement in value of the  foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations  in the value of such forward foreign currency transactions are recorded daily as unrealized gain or loss;  realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by the Funds entering into offsetting commitments.

WHEN-ISSUED SECURITIES: Certain Funds may purchase securities on a when-issued, delayed delivery, or forward commitment basis, including TBAs, during the period covered by this report. These transactions involve a commitment by the Fund to purchase a security for a predetermined price or yield, with payments and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. These transactions may increase the overall investment exposure for a Fund (and so may create investment leverage) and involve a risk of loss if the value of the securities declines prior to the settlement date.

CONVERTIBLE SECURITIES: Certain Funds may invest in securities that are convertible into preferred and common stocks, and so subject to the risks of investments in both debt and equity securities. The market  value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase  as interest rates decline. In addition, because of the conversion feature, the market value of convertible  securities tends to vary with fluctuations in the market value of the underlying preferred and common stocks and, therefore, also will react to variations in the general market for equity securities.

FUTURES: Financial futures contracts are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gain or loss in the Statements of Operations.

Futures contracts are generally utilized in order to hedge against unfavorable changes in the value of securities or otherwise to attempt to increase a Fund’s total return. Futures contracts involve leverage  and are subject to market risk that may exceed the amounts recognized in the Statements of Assets and  Liabilities. Risks arise from the possible significant movements in prices. The change in value of futures  contracts primarily corresponds to the value of the securities or other index or amount underlying the  contracts, but may not precisely correlate with the change in value of such securities or other index or  amount. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

OPTION/SWAPTION TRANSACTIONS: Certain Funds may purchase and write call and put options on securities, securities indices, swaps (“swaptions”) and foreign currencies, provided such options/swaptions  are traded on a national securities exchange or an over-the-counter market. When any of the Funds writes  or purchases a covered call or put option/swaption, an amount equal to the premium received is included  in that Fund’s statement of assets and liabilities as a liability. The amount of the liability is subsequently  marked-to-market to reflect the current market value of the option/swaption. If an option/swaption expires  on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is  realized. If a written call option/swaption is exercised, a gain or loss is realized for the sale of the underlying  security and the proceeds from the sale are increased by the premium originally received. If a written  put option/swaption is exercised, the cost of the security acquired is decreased by the premium originally  received. As writer of an option/swaption, the Fund has no control over whether the underlying securities  are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable  change in the price of the security or index underlying the written option/swaption. When any of the Funds

50

Schroder Mutual Funds

Notes to Financial Statements (continued)
April 30, 2018(unaudited)

 purchases a call or put option/swaption, an amount equal to the premium paid is included in that Fund’s statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option/swaption. If an option/swaption expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option/ swaption, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options/swaptions are non-income producing securities. The option/swaption techniques utilized are generally to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets.

Refer to each Fund’s Schedule of Investments for details regarding open option/swaption contracts as of April 30, 2018, if applicable.

SWAP AGREEMENTS: Certain Funds may enter into swap agreements, including credit default swaps and interest rate swaps and other types of exchange-traded or over-the-counter transactions with broker- dealers or other financial institutions. Depending on their structures, swap agreements may increase or  decrease a Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign  currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or  inflation rates. The value of a Fund’s swap positions would increase or decrease depending on the changes  in value of the underlying rates, currency values, or other indices or measures. Swap agreements are  privately negotiated in the over-the counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

In a “credit default” swap transaction, one party pays what is, in effect, an insurance premium through a stream of payments to another party in exchange for the right to receive a specified return in an event of  default (or similar events) by a third party on its obligations. Therefore, in a credit default swap, a Fund may  pay a premium and, in return, have the right to put certain bonds or loans to the counterparty upon default  by the issuer of such bonds or loans (or similar events) and to receive in return the par value of such bonds  or loans (or another agreed upon amount). A Fund could also receive the premium referenced above, and  be obligated to pay a counterparty the par value of certain bonds or loans upon a default (or similar event)  by the issuer. A Fund’s ability to realize a profit from such transactions will depend on the ability of the  financial institutions with which it enters into the transactions to meet their obligations to the Fund. Under  certain circumstances, suitable transactions may not be available to a Fund, or a Fund may be unable to  close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities.

“Interest rate” swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. “Inflation- linked” swaps are used to transfer inflation risk from one party to another through an exchange of cash flows. In an inflation-linked swap, one party pays a fixed rate on a notional principal amount, while the other party pays a floating rate linked to an inflation index, such as the Consumer Price Index. The Funds could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. A Fund’s ability to engage in certain swap transactions may be limited by tax considerations.

Swaps are marked-to-market daily and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.

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Schroder Mutual Funds

Notes to Financial Statements (continued)
April 30, 2018 (unaudited)

Legislative  and  regulatory  reforms,  including  the  Dodd-Frank  Wall  Street  Reform  and  Consumer Protection Act, have resulted in new regulation of swap agreements, including clearing, margin, reporting, recordkeeping and registration requirements. New regulations could, among other things, restrict a Fund’s ability to engage in swap transactions (for example, by making certain types of swap transactions no longer available to a Fund) and/or increase the costs of such swap transactions (for example, by increasing margin or capital requirements), and a Fund may as a result be unable to execute its investment strategies in a manner the Fund might otherwise choose.

CUSTODY OFFSET: The Funds have an arrangement with the custodian whereby interest earned on uninvested cash balances is used to offset a portion of the custodian fees. The amounts are included in custodian fees and custody offset on the Statements of Operations.

OFFERING COSTS: During the period ended April 30, 2018, the Schroder Core Bond Fund commenced operations and incurred offering costs of $55,149.

NOTE 3 — INVESTMENT ADVISORY FEES, ADMINISTRATION AGREEMENTS AND DISTRIBUTION PLANS

The Funds have entered into investment advisory agreements with SIMNA. Under these agreements, SIMNA provides investment management services and is entitled to receive compensation for its services, payable monthly for the SGST Fund and the SST Funds, at the following annual rates based on average daily net assets of each Fund taken separately. No changes to the management fee rates the Funds pay to SIMNA occurred due to the Transition. In order to limit the expenses of the R6 and Investor Shares of certain Funds, as applicable, SIMNA has contractually agreed to waive management fees, pay and/or reimburse the applicable Fund for expenses through February 28, 2019, to the extent that the total annual fund operating expenses of a Fund (other than acquired fund fees and expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses) allocable to each share class exceed the following annual rates (based on the average daily net assets attributable to each share class):

	Expense Limitation
	Management Fee	R6 Shares	Investor Shares
Schroder North American Equity Fund	0.25%	N/A	N/A
Schroder Emerging Markets Small Cap Fund(1)	1.15%	1.35%	1.50%
Schroder Core Bond Fund	0.25%	0.32%	N/A
Schroder Long Duration Investment-Grade Bond Fund(2)	0.25%	N/A	0.32%
Schroder Short Duration Bond Fund(3)	0.25%	0.32%	0.47%
Schroder Total Return Fixed Income Fund	0.25%	N/A	0.40%

(1)	Prior to July 1, 2017, the management fee was 1.25%, and the expense limitations were 1.50% for R6 Shares and 1.65% for Investor Shares.
(2)	Prior to April 1, 2018, the management fee was 0.33%. Prior to February 28, 2018, the expense limitation was 0.39% for Investor Shares
(3)	Prior to April 1, 2018, the management fee was 0.29%. Prior to February 28, 2018, the expense limitations were 0.39% for R6 Shares and 0.54% for Investor Shares.

N/A — Fund is not currently subject to the expense limitation agreement or Share Class is not currently offered

SIMNA has retained its affiliate Schroder Investment Management North America Limited (“SIMNA Ltd.”) to serve as sub-adviser responsible for the portfolio management of Schroder North American Equity Fund and Schroder Emerging Markets Small Cap Fund. During the reporting period, SIMNA paid SIMNA Ltd. the following percentage of the investment advisory fees it received from Schroder North American Equity Fund and Schroder Emerging Markets Small Cap Fund, after waivers, as set forth below.

52

Schroder Mutual Funds

Notes to Financial Statements (continued)
April 30, 2018(unaudited)

Effective October 16, 2017:
Fund	Percentage of Fees Paid to SIMNA Ltd.
Schroder North American Equity Fund	58.5%
Schroder Emerging Markets Small Cap Fund	58.5%

Prior to October 16, 2017
Fund	Percentage of Fees Paid to SIMNA Ltd.
Schroder North American Equity Fund	49.5%
Schroder Emerging Markets Small Cap Fund	49.5%

Each Trust has entered into an administration agreement with SEI Investments Global Funds Services (“SEI” or the “Administrator”), under which the Administrator provides administrative services to the Trust. For these services, the Administrator is paid a fee, which varies based on the average daily net assets of each Fund, subject to certain minimums.

Prior to February 10, 2017, Schroder Fund Advisors LLC (“SFA”), a wholly-owned subsidiary of SIMNA, provided administrative services to the SGST Fund pursuant to an administration agreement between SFA and the Trust. For its services, SFA received no compensation for its services for the SGST Fund. Additionally, prior to February 10, 2017, the Administrator provided sub-administrative and accounting services to the SGST Fund pursuant to a Sub-Administration and Accounting Agreement among the Trust, SFA and the Administrator.

Each Trust and SEI Investments Distribution Co., (“SIDCO”), a wholly-owned subsidiary of SEI Investments, and an affiliate of the Administrator, are parties to a distribution agreement (the “Distribution Agreement”), whereby SIDCO acts as principal underwriter for the Trusts’ shares.

Each Fund has adopted a shareholder servicing plan under which a shareholder servicing fee of up to 0.15% of average daily net assets of Investor Shares of the Funds will be paid to financial intermediaries.

SIMNA or its affiliates may, from time to time, also make payments to financial intermediaries for sub-administration, sub-transfer agency, or other shareholder services or distribution, out of their own resources.

NOTE 4 — DERIVATIVE CONTRACTS

Derivative instruments and hedging activities require enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance, and cash flows.

The fair value of derivative instruments as of April 30, 2018, was as follows:

Fund	Statement of Assets and Liabilities Location	Asset Derivatives	Liability Derivatives
Schroder North American Equity Fund
Equity contracts
Futures contracts	Unrealized appreciation/(depreciation) on futures contracts	$—	$(487,928)
Foreign exchange contracts
Forward contracts	Unrealized appreciation/(depreciation) on forward foreign currency contracts	216,412	—
		$216,412	$(487,928)

53

Schroder Mutual Funds

Notes to Financial Statements (continued)
April 30, 2018(unaudited)

Fund	Statement of Assets and Liabilities Location	Asset Derivatives	Liability Derivatives
Schroder Short Duration Bond Fund
Interest rate contracts
Futures contracts	Unrealized appreciation/(depreciation) on futures contracts	$—	$(15,480)
		$—	$(15,480)
Schroder Total Return Fixed Income Fund
Interest rate contracts
Futures contracts	Unrealized appreciation/(depreciation) on futures contracts	$28,308	$(172,873)
Foreign exchange contracts
Forward contracts	Unrealized appreciation/(depreciation) on forward foreign currency contracts	—	(13,352)
Credit contracts
Centrally cleared swap contracts	Unrealized appreciation/(depreciation) on swap contracts	8,223	—
		$36,531	$(186,225)

The effect of derivative instruments on the Statement of Operations for the period ended April 30, 2018, was as follows:

The amount of net realized gain (loss) and change in unrealized appreciation (depreciation) on derivatives:

Fund	Net Realized Gain/(Loss)*	Change in Unrealized Appreciation (Depreciation)**	Total
Schroder North American Equity Fund
Equity contracts
Futures contracts	$41,203	$(858,201)	$(816,998)
Foreign exchange contracts
Forward contracts	99,834	(134,792)	(34,958)
	$141,037	$(992,993)	$(851,956)

Schroder Short Duration Bond Fund
Interest rate contracts
Futures contracts	$(40,533)	$(5,327)	$(45,860)

Schroder Total Return Fixed Income Fund
Interest rate contracts
Futures contracts	$(310,437)	$(24,470)	$(334,907)
Purchased options contracts	(5,108)	1,046	(4,062)
Foreign exchange contracts
Forward contracts	28,180	(73,971)	(45,791)
Credit contracts
Swap contracts	(97,059)	78,496	(18,563)
	$(384,424)	$(18,899)	$(403,323)

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Schroder Mutual Funds

Notes to Financial Statements (continued)
April 30, 2018(unaudited)

*
Futures contracts are included in net realized gain (loss) on futures, forward contracts are included in net realized gain (loss) on forward foreign currency contracts and foreign currency transactions, swap contracts are included in net realized loss on swap contracts, options are included in net realized loss on purchased options.

**
Futures contracts are included in change in unrealized depreciation on futures, forward contracts are included in change in unrealized appreciation (depreciation) on forward foreign currency contracts and foreign currency transactions and translations, options are included in change in unrealized appreciation on purchased options and swap contracts are included in change in unrealized appreciation on swap contracts.

The following table discloses the volume of the futures contracts, forward foreign currency contracts, options contracts and swap contracts during the period ended April 30, 2018:

Futures Contracts:	Schroder North American Equity Fund	Schroder Short Duration Bond Fund	Schroder Total Return Fixed Income Fund
Average Notional Amount Outstanding	$18,256,030	$4,063,867	$16,307,494

Forward Foreign Currency Contracts:
Average Notional Amount Outstanding	$(11,705,138)	$—	$(808,360)

Swap Contracts:
Average Notional Amount Outstanding	$—	$—	$109,753

In accordance with the authoritative guidance under U.S. GAAP, “Disclosures about Offsetting Assets and Liabilities” entities are required to disclose information about financial instruments and derivative instruments that have been offset or that are subject to enforceable master netting agreements. The Funds do not offset such instruments on the Statement of Assets and Liabilities, rather such instruments are presented on a gross basis.

The following is a summary by derivative type of the market value of over the counter (“OTC”) financial derivative instruments and collateral (received)/pledged by counterparty as of April 30, 2018:

	Gross Assets- Recognized in the Statement of Assets and Liabilities	Gross Liabilities- Recognized in the Statement of Assets and Liabilities	Net Amount Available to be Offset	Cash Collateral Pledged or (Received)†	Net Amount ‡
Schroder North American Equity Fund
	Forward Contracts	Forward Contracts
HSBC	$216,412	$—	$216,412	$—	$216,412

Schroder Total Return Fixed Income Fund
	Forward Contracts	Forward Contracts
Morgan Stanley	$—	$(13,352)	$(13,352)	$—	$(13,352)

†	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
‡
Net amount represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

55

Schroder Mutual Funds

Notes to Financial Statements (continued)
April 30, 2018 (unaudited)

NOTE 5 — REDEMPTION FEES

Schroder Emerging Markets Small Cap Fund generally imposes a 2.00% redemption fee on shares redeemed (including in connection with an exchange) two months or less from their date of purchase. These fees, which are not sales charges, are retained by the Fund and not paid to SIDCO or any other entity. The redemption fees are included in the Statements of Changes in Net Assets under “Redemption fees,” and are included as part of “Capital paid-in” on the Statements of Assets and Liabilities. There were no redemption fees retained for the period ended April 30, 2018.

NOTE 6 — INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investments, excluding short-term and U.S. Government securities for each Fund, for the period ended April 30, 2018 were as follows:

	Purchases	Sales and Maturities
Schroder North American Equity Fund	$320,304,214	$307,517,341
Schroder Emerging Markets Small Cap Fund	409,688	427,878
Schroder Core Bond Fund	842,455	1,295,047
Schroder Long Duration Investment-Grade Bond Fund	8,707,718	11,390,619
Schroder Short Duration Bond Fund	3,821,570	4,047,733
Schroder Total Return Fixed Income Fund	12,909,140	11,586,789

Purchases and proceeds from sales and maturities of U.S. Government securities for the period ended April 30, 2018 were as follows:

	Purchases	Sales and Maturities
Schroder Core Bond Fund	$3,921,698	$4,664,852
Schroder Long Duration Investment-Grade Bond Fund	18,989,504	9,948,554
Schroder Short Duration Bond Fund	6,394,139	5,204,759
Schroder Total Return Fixed Income Fund	6,587,086	7,510,453

NOTE 7 — FEDERAL INCOME TAXES

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either temporary or permanent in nature. Any  permanent differences, which may result in distribution reclassifications, are primarily due to differing  treatments for gains resulting from investments in passive foreign investment companies, equalization  distribution, reclassifications of long-term capital gain distributions on real estate investment trust  securities, partnership investments, foreign currency transactions and paydowns. Distributions from short- term gains and from gains on foreign currency transactions are treated as distributions from ordinary income for tax purposes.

At October 31, 2017, the Funds reclassified the following permanent amounts between capital paid-in, undistributed net investment income and accumulated realized gain (loss):

56

Schroder Mutual Funds

Notes to Financial Statements (continued)
April 30, 2018(unaudited)

	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Realized Gain (Loss)	Increase (Decrease) Capital Paid-in
Schroder North American Equity Fund	$(481,660)	$481,810	$(150)
Schroder Emerging Markets Small Cap Fund	(998)	(2,383,789)	2,384,787
Schroder Long Duration Investment-Grade Bond Fund	(991)	991	—
Schroder Short Duration Bond Fund	(478)	478	—
Schroder Total Return Fixed Income Fund	(440,879)	440,879	—

The tax character of dividends and distributions declared during the years or periods ended October 31, 2017 and October 31, 2016, was as follows:

Schroder North American Equity Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
2017	$24,298,359	$27,381,132	$—	$51,679,491
2016	20,753,720	26,084,912	—	46,838,632
Schroder Emerging Markets Small Cap Fund
2017	578,111	102,320	—	680,431
Schroder Long Duration Investment-Grade Bond Fund
2017	4,130,015	501,764	—	4,631,779
2016	1,983,704	655,687	—	2,639,391
Schroder Short Duration Bond Fund
2017	270,060	—	—	270,060
2016	339,264	—	—	339,264
Schroder Total Return Fixed Income Fund
2017	1,503,800	—	397,236	1,901,036
2016	4,231,084	—	129,115	4,360,199

As of October 31, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Schroder North American Equity Fund	$29,237,303	$24,894,861	$—	$313,082,910	$(23)	$367,215,051
Schroder Emerging Markets Small Cap Fund	45,407	314,600	—	523,852	(47)	883,812
Schroder Long Duration Investment-Grade Bond Fund. .	25,137	—	(558,928)	1,751,161	—	1,217,370
Schroder Short Duration Bond Fund	3,348	—	(41,060)	39,907	(130)	2,065
Schroder Total Return Fixed Income Fund	—	—	(2,703,306)	33,016	(243,797)	(2,914,087)

57

Schroder Mutual Funds

Notes to Financial Statements (continued)
April 30, 2018 (unaudited)

Each Fund may use its tax basis capital loss carryforwards listed above to offset taxable capital gains realized in subsequent years for federal income tax purposes. If a Fund incurs or has incurred net capital losses in taxable years beginning after December 22, 2010 (“post-RIC Mod losses”), those losses will be carried forward to one or more subsequent taxable years without expiration; any such carryforward losses will retain their character as short-term or long-term.

The Funds listed below have the following post-RIC Mod losses, which do not expire:

	Short-Term Loss	Long-Term Loss	Total
Schroder Long Duration Investment-Grade Bond Fund	$558,928	$—	$558,928
Schroder Short Duration Bond Fund	27,982	13,078	41,060
Schroder Total Return Fixed Income Fund	388,904	2,314,402	2,703,306

At April 30, 2018, the identified cost for Federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation were as follows:

	Identified Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Schroder North American Equity Fund	$754,050,984	$315,333,439	$(25,679,825)	$289,653,614
Schroder Emerging Markets Small Cap Fund	1,623,295	597,593	(53,297)	544,296
Schroder Core Bond Fund	18,640,505	1,346	(330,417)	(329,071)
Schroder Long Duration Investment-Grade Bond Fund. . .	80,940,911	871,742	(3,316,056)	(2,444,314)
Schroder Short Duration Bond Fund	15,835,860	5,910	(153,637)	(147,727)
Schroder Total Return Fixed Income Fund	66,914,868	176,309	(1,839,725)	(1,663,416)

NOTE 8 — IN-KIND TRANSFERS

On January 31, 2018, the Schroder Core Bond Fund issued shares for an in-kind subscription.

	Shares Issued	Value of Securities	Cash	Total
Schroder Core Bond Fund	$2,005,476	$19,836,159	$218,606	20,054,765

NOTE 9 — PORTFOLIO INVESTMENT RISKS

Below are summaries of some, but not all, of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund’s NAV, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read each Fund’s prospectus carefully for a description of the principal risks associated with investing in a particular Fund.

Schroder Emerging Markets Small Cap Fund has a relatively large portion of its assets invested in companies or issuers domiciled in particular foreign countries, including emerging markets. The Fund may be more susceptible to political, social and economic events adversely affecting those countries and such issuers.

Schroder Emerging Markets Small Cap Fund may invest more than 25% of its total assets in issuers located in any one country or group of countries. When a Fund invests in a foreign country, it is susceptible to a

58

Schroder Mutual Funds

Notes to Financial Statements (continued)
April 30, 2018(unaudited)

range of factors that could adversely affect its holdings in issuers of that country, including political and economic developments and foreign exchange-rate fluctuations. As a result of investing substantially in a single country, the value of the Fund’s assets may fluctuate more widely than the value of shares of a comparable fund with a lesser degree of geographic concentration. The Funds may invest in countries with limited or developing capital markets. Investments in these markets may involve greater risk than investments in more developed markets.

Schroder Core Bond Fund, Schroder Short Duration Bond Fund and Schroder Total Return Fixed Income Fund invest a portion of their assets in securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Schroder Core Bond Fund, Schroder Long Duration Investment-Grade Bond Fund and Schroder Short Duration Bond Fund invest a portion of their assets in municipal bonds. Municipal bonds are investments of any maturity issued by states, public authorities or political subdivisions to raise money for public purposes; they include, for example, general obligations of a state or other government entity supported by its taxing powers to acquire and construct public facilities, or to provide temporary financing in anticipation of the receipt of taxes and other revenue. They also include obligations of states, public authorities or political subdivisions to finance privately owned or operated facilities or public facilities financed solely by enterprise revenues. The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. Changes in law or adverse determinations by the Internal Revenue Service or a state tax authority could make the income from some of these obligations taxable.

The yields on municipal bonds depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the municipal bond  market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The  ratings of nationally recognized securities rating agencies represent their opinions as to the credit quality of the municipal bonds.

A Fund may enter into derivative transactions including futures contracts, options, and swap contracts. Derivatives are financial contracts whose values depend on, or derive from, the value of an underlying asset,  reference rate, or index. A Fund’s use of derivative instruments involves risks different from, and possibly  greater than, the risks associated with investing directly in securities and other traditional investments.  Derivatives are subject to liquidity risk, interest rate risk, and credit risk, and the risk that a derivative  transaction may not have the effect the Funds’ adviser anticipated. Derivatives also involve the risk of  mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate  perfectly with the underlying asset, rate, or index. Derivative transactions typically involve leverage and  may be highly volatile. Use of derivatives other than for hedging purposes may be considered speculative  and may have the effect of creating investment leverage, and when a Fund invests in a derivative instrument  it could lose more than the principal amount invested. Also, suitable derivative transactions may not be  available in all circumstances and there can be no assurance that a Fund will engage in these transactions  when that would be beneficial. Additional principal risks for the Funds can be found in the prospectus.

NOTE 10 — BENEFICIAL INTEREST

The following table shows the number of shareholders each owning of record, or to the knowledge of the Funds beneficially, 5% or more of shares of a Fund outstanding as of April 30, 2018 and the total percentage of shares of the Fund held by such shareholders. The table includes omnibus accounts that hold shares on behalf of many shareholders.

59

Schroder Mutual Funds

Notes to Financial Statements (continued)
April 30, 2018 (unaudited)

	5% or Greater Shareholders
	Number	% of Fund Held
Schroder North American Equity Fund, Investor Shares	2	98.50%
Schroder Emerging Markets Small Cap Fund, R6 Shares	1	100.00
Schroder Emerging Markets Small Cap Fund, Investor Shares	1	99.95
Schroder Core Bond Fund, R6 Shares	2	99.99
Schroder Long Duration Investment-Grade Bond Fund, Investor Shares	2	92.24
Schroder Short Duration Bond Fund, R6 Shares	2	100.00
Schroder Short Duration Bond Fund, Investor Shares	1	99.99
Schroder Total Return Fixed Income Fund, Investor Shares	5	85.08

One account shown above holding 100.00% of the Schroder Emerging Markets Small Cap Fund R6 Shares, 99.95% of the Schroder Emerging Markets Small Cap Fund Investor Shares, 93.75% of the Schroder Short Duration Bond Fund R6 Shares and 99.99% of the Schroder Short Duration Bond Fund Investor Shares is owned by an affiliate of SIMNA.

NOTE 11 — LINE OF CREDIT

The Funds entered into a credit agreement on October 6, 2008, as amended from time to time, that enables them to participate in a $12.5 million committed revolving line of credit with JPMorgan Chase Bank, N.A. Any advance under the line of credit is contemplated primarily for temporary or emergency purposes, or to finance the redemption of the shares of a shareholder of the borrower. Interest is charged to the Funds based on their borrowings at the current reference rate. The Funds pay their pro rata portion of an annual commitment fee of 0.20% on the total amount of the credit facility. There were no borrowings under the line of credit for the period ended April 30, 2018.

NOTE 12 — CAPITAL SHARE TRANSACTIONS

Capital share transactions for the period ended April 30, 2018 (unaudited) and the year ended October 31, 2017 were as follows:

	North American Equity Fund		Emerging Markets Small Cap Fund		Core Bond Fund
	2018	2017	2018	2017	2018(a)
R6 Shares:
Sales of shares	N/A	N/A	—	293,005	10
Reinvestment of distributions	N/A	N/A	30,920	60,342	7,632
Issued in connection with in-kind transfer	N/A	N/A	—	—	2,005,476
Redemption of shares	N/A	N/A	—	(1,498,891)	(91,278)
Net increase (decrease) in R6 Shares	N/A	N/A	30,920	(1,145,544)	1,921,840
Investor Shares:
Sales of shares	611,037	1,602,051	—	—	N/A
Reinvestment of distributions	3,407,791	3,435,994	386	—	N/A
Redemption of shares	(48,438)	(5,188,404)	—	—	N/A
Net increase (decrease) in Investor Shares	3,970,390	(150,359)	386	—	N/A

60

Schroder Mutual Funds

Notes to Financial Statements (concluded)
April 30, 2018(unaudited)

	North American Equity Fund		Small Cap Fund Emerging Markets		Core Bond Fund
	2018	2017	2018	2017	2018(a)
Advisor Shares*:
Sales of shares	—	23	N/A	N/A	N/A
Reinvestment of distributions	—	532	N/A	N/A	N/A
Redemption of shares	—	(12,200)	N/A	N/A	N/A
Net decrease in Advisor Shares	—	(11,645)	N/A	N/A	N/A

	Long Duration Investment-Grade Bond Fund		Short Duration Bond Fund		Total Return Fixed Income Fund
	2018	2017	2018	2017	2018	2017

R6 Shares:
Sales of shares	N/A	N/A	53,831	124,503	N/A	N/A
Reinvestment of distributions	N/A	N/A	15,179	959	N/A	N/A
Redemption of shares	N/A	N/A	(82,979)	(930,673)	N/A	N/A
Net decrease in R6 Shares	N/A	N/A	(13,969)	(805,211)	N/A	N/A
Investor Shares:
Sales of shares	817,844	557,088	—	—	539,384	1,176,006
Reinvestment of distributions	140,064	532,720	95	—	96,557	160,191
Redemption of shares	(209,332)	(428,522)	—	(89,820)	(467,665)	(4,292,710)
Net increase (decrease) in Investor Shares	748,576	661,286	95	(89,820)	168,276	(2,956,513)
Advisor Shares*:
Reinvestment of distributions	N/A	N/A	N/A	N/A	—	290
Redemption of shares	N/A	N/A	N/A	N/A	—	(130,726)
Net decrease in Advisor Shares	N/A	N/A	N/A	N/A	—	(130,436)

(a) Fund commenced investment activities on January 31, 2018.
* Advisor Shares terminated on December 20, 2016.

N/A — R6 or Investor Shares currently not offered. Advisor Shares were not offered by these funds.

NOTE 13 — SUBSEQUENT EVENTS

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were available to be issued. Based on this evaluation, no adjustments were required to the financial statements as of April 30, 2018.

61

Schroder Mutual Funds

Information Regarding Review and Approval of Investment Advisory Contracts(unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT FOR THE SCHRODER CORE BOND FUND

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of Schroder Series Trust (“SST”) who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on December 7, 2017 to decide whether to approve the Agreement for an initial two-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information  necessary to evaluate the terms of the Agreement. The Trustees used this information, as well as other  information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting, to help them decide whether to approve the Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the services to be provided by the  Adviser; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations; (iv) the Adviser’s  brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s  proposed advisory fee to be paid to the Adviser and overall fees and operating expenses compared with  a peer group of mutual funds; (vi) the Adviser’s compliance program, including a description of material  compliance matters and material compliance violations; (vii) the Adviser’s policies on and compliance  procedures for personal securities transactions; (viii) the Adviser’s investment experience; (ix) the Adviser’s  rationale for introducing the Fund as well as the Fund’s proposed objective and strategy; and (x) the Adviser’s performance in managing similar accounts.

Representatives  from  the  Adviser,  along  with  other  Fund  service  providers,  presented  additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate  the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice  from independent counsel and met in executive session outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, approved the Agreement.  In considering the approval of the Agreement, the Board considered various factors that they determined  were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the fees to be paid to the Adviser, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund, including the  quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser,  and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the  proposed Agreement. The Trustees also reviewed the Adviser’s proposed investment and risk management  approaches for the Fund. The response of the Adviser to a detailed series of questions which included,  among other things, information about the investment advisory services to be provided by the Adviser to the Fund, was provided to the Board.

The Trustees also considered other services to be provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Adviser would be satisfactory.

Schroder Mutual Funds

Information Regarding Review and Approval of Investment Advisory Contracts(unaudited)

Costs of Advisory Services

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fee to be paid to the Adviser. The Trustees also reviewed reports  prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory  fees to those paid by a peer group of mutual funds as classified by Lipper, an independent provider of  investment company data. The Trustees reviewed pro forma fee and expense information, as well as  the management fees charged by the Adviser to other clients with comparable mandates. The Trustees  considered any differences in management fees and took into account the respective demands, resources  and complexity associated with the Fund and other client accounts as well as the extensive regulatory,  compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its  full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services  expected to be rendered by the Adviser. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to enter into an expense limitation and fee waiver arrangement with the Fund.

Investment Performance, Profitability and Economies of Scale

Because the Fund was new and had not commenced operations, it did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser might achieve  with respect to the Fund or the extent to which economies of scale would be realized by the Adviser as  the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding the Fund’s  investment performance, the Adviser’s profitability, or the extent to which economies of scale would be  realized by the Adviser as the assets of the Fund grow, but will do so during future considerations of the Agreement.

Approval of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board,  including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’  counsel, unanimously concluded that the terms of the Agreement, including the fees to be paid thereunder,  were fair and reasonable and agreed to approve the Agreement for an initial term of two years. In its  deliberations, the Board did not identify any absence of information as material to its decision, or any  particular factor (or conclusion with respect thereto) or single piece of information that was all-important,  controlling or determinative of its decision, but considered all of the factors together, and each Trustee  may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Schroder Mutual Funds

Disclosure of Fund Expenses (unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a Schroder Mutual Fund, you incur ongoing costs,  which include, among others, costs for portfolio management, administrative services, and shareholder  reports (like this one), and in the case of Advisor Shares, distribution (12b-1) fees. Operating expenses,  which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s  expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio.  The following examples are intended to help you understand the ongoing costs (in dollars) of investing in  your Fund and to compare these costs with those of other mutual funds. The examples are based on an  investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2017 to April 30, 2018).

The table below illustrates your Fund’s costs in two ways.

•
Actual expenses. This section helps you to estimate the actual expenses after fee waivers, if applicable, that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period.”

•
Hypothetical example for comparison purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the year, and that it incurred expenses at the rate of which it in the past did incur expenses. In this case, because the return used is not the Fund’s actual return, the results may not be used to estimate the actual ending balance of an account in the Fund over the period or expenses you actually paid. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses in this table based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as redemption fees, which are described in the Prospectus. If this fee were applied to your account, your costs would be higher.

Schroder Mutual Funds

Disclosure of Fund Expenses(unaudited) - (concluded)

	Beginning Account Value 11/1/17		Ending Account Value 4/30/18	Net Annualized Expense Ratios	Expenses Paid During Period*
Schroder North American Equity Fund
Actual Expenses
Investor Shares	$1,000.00		$1,037.80	0.33%	$1.67
Hypothetical Example for Comparison Purposes
Investor Shares	$1,000.00		$1,023.16	0.33%	$1.66
Schroder Emerging Markets Small Cap Fund
Actual Expenses
R6 Shares	$1,000.00		$1,039.30	1.35%	$6.83
Investor Shares	1,000.00		1,039.30	1.35	6.83
Hypothetical Example for Comparison Purposes
R6 Shares	$1,000.00		$1,018.10	1.35%	$6.76
Investor Shares	1,000.00		1,018.10	1.35	6.76
Schroder Core Bond Fund
Actual Expenses
R6 Shares	$1,000.00	†	$988.00	0.32%	$0.78	**
Hypothetical Example for Comparison Purposes
R6 Shares	$1,000.00		$1,023.21	0.32%	$1.61
Schroder Long Duration Investment-Grade Bond Fund
Actual Expenses
Investor Shares	$1,000.00		$966.50	0.36%	$1.76
Hypothetical Example for Comparison Purposes
Investor Shares	$1,000.00		$1,022.96	0.36%	$1.81
Schroder Short Duration Bond Fund
Actual Expenses
R6 Shares	$1,000.00		$994.20	0.36%	$1.78
Investor Shares	1,000.00		993.20	0.36	1.78
Hypothetical Example for Comparison Purposes
R6 Shares	$1,000.00		$1,023.01	0.36%	$1.81
Investor Shares	1,000.00		1,023.01	0.36	1.81
Schroder Total Return Fixed Income Fund
Actual Expenses
Investor Shares	$1,000.00		$980.00	0.40%	$1.96
Hypothetical Example for Comparison Purposes
Investor Shares	$1,000.00		$1,022.81	0.40%	$2.01

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the account period, multiplied by 181/365 (to reflect the one-half year period).
**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the account period, multiplied by 90/365 (to reflect the period).
†	Beginning Account Value is from inception date.

Notes

Notes

Privacy Statement

Facts	What does Schroders do with your personal information?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•     Social Security number and income
•     account balances and account transactions
•     assets and investment experience

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share clients’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their clients’ personal information; the reasons Schroders chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Schroders share?	Can you limit this sharing?
For our everyday business purposes —such as to process your transactions, maintain your account(s), or respond to court orders and legal investigations	Yes	No
For our marketing purposes —to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We Don’t Share
For our affiliates’ everyday business purposes —information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes —information about your creditworthiness	No	We Don’t Share
For nonaffiliates to market to you	No	We Don’t Share

Questions?	For Schroder Mutual Funds, call DST AMS at (800) 464-3108. For other inquiries, call Institutional Client Service at (212) 641-3800 or email clientserviceny@us.schroders.com

Privacy Statement

Who we are
Who is providing this notice?	Schroder Investment Management North America Inc. Schroder Mutual Funds Schroder Fund Advisors LLC
What we do
How does Schroders protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Access to personal information is limited to employees who need it to perform their jobs. Our policies restrict employee use of customer information; requiring it be held in strict confidence.

How does Schroders collect my personal information?
We collect your personal information, for example, when you

•   open an account and provide account information
•   give us your contact information
•   show your driver’s license or government issued ID
•   enter into an investment advisory contract
•   make a wire transfer

Why can’t I limit all sharing?
Federal law gives you the right to limit only

•   sharing for affiliates’ everyday business purposes—information about your creditworthiness
•   affiliates from using your information to market to you
•   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.

•  Our affiliates include companies with the Schroder name; financial companies such as Schroder Investment Management North America Limited and Schroder Investment Management Limited; and others, such as the parent, holding company, Schroders plc.

Nonaffiliates
Companies not related by common ownership or control. They can be financial and nonfinancial companies.

•   Nonaffiliates we share with can include companies that help us maintain, process or service your transactions or account(s) or financial products, including companies that perform administrative, accounting, transfer agency, custodial, brokerage or proxy solicitation services, or that assist us in marketing.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Schroders doesn’t jointly market.

Investment Advisor	Schroder Investment Management North America Inc. 7 Bryant Park New York, NY 10018-3706

Trustees	William M. Doran Jon C. Hunt Thomas P. Lemke Randall S. Yanker Jay C. Nadel

Distributor	SEI Investments Distribution Co. 1 Freedom Valley Drive Oaks, Pennsylvania 19456

Transfer & Shareholder Servicing Agent	DST Asset Manager Solutions, Inc.

Custodian	JPMorgan Chase Bank

Counsel	Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP

This report is transmitted to shareholders only. It is not autho-rized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future per-formance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Schroder Series Trust Schroder Global Series Trust P.O. Box 55260 Boston, MA 02205-5260 (800) 464-3108

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

 (a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

 (b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Items 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schroder Series Trust

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President
Date: July 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President
Date: July 9, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO
Date: July 9, 2018